UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2004  (unaudited)

Company                                                            Shares                 U.S. $ Value
-------------------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-95.5%

United States Investments - 61.5%

Finance - 13.2%
Banking - 6.7%
Bank of America Corp.                                              56,726            $       2,624,712
Citigroup, Inc.                                                   155,900                    6,976,525
Fannie Mae                                                         20,800                    1,428,960
Freddie Mac                                                        14,600                      996,596
J. P. Morgan Chase & Co.                                          115,400                    4,344,810
National City Corp.                                                61,500                    2,280,420
SunTrust Banks, Inc.                                               25,200                    1,796,760
Wachovia Corp.                                                     37,000                    1,914,750
                                                                                     -----------------
                                                                                            22,363,533
                                                                                     -----------------
Financial Services - 2.5%
Franklin Resources, Inc.                                           13,500                      886,005
Lehman Brothers Holdings, Inc.                                     21,700                    1,818,026
MBNA Corp.                                                        113,185                    3,006,194
Merrill Lynch & Co., Inc.                                          13,200                      735,372
Morgan Stanley                                                     15,500                      786,625
The Goldman Sachs Group, Inc.                                       9,000                      942,840
                                                                                     -----------------
                                                                                             8,175,062
                                                                                     -----------------
Insurance - 4.0%
American International Group, Inc.                                 54,100                    3,427,235
MetLife, Inc.                                                      21,800                      850,200
The Allstate Corp.                                                 13,600                      686,800
The Chubb Corp.                                                    12,600                      960,246
The Hartford Financial Services Group, Inc.                        20,600                    1,318,400
The Progressive Corp.                                              11,400                    1,037,286
The St. Paul Travelers Cos., Inc.                                   7,411                      270,353
Torchmark Corp.                                                    16,200                      889,542
UnitedHealth Group, Inc.                                           30,200                    2,502,070
XL Capital, Ltd. Cl.A                                              20,700                    1,559,952
                                                                                     -----------------
                                                                                            13,502,084
                                                                                     -----------------
                                                                                            44,040,679
                                                                                     -----------------
Technology - 12.0%
Data Processing - 6.0%
Apple Computer, Inc.(a)                                            20,600                    1,381,230
Arrow Electronics, Inc.(a)                                         16,400                      402,292
Avnet, Inc.(a)                                                      7,400                      136,160


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

Dell, Inc.(a)                                                     124,600            $       5,048,792
Electronic Arts, Inc.(a)                                           70,400                    3,442,560
Hewlett-Packard Co.                                               126,500                    2,530,000
Ingram Micro, Inc.(a)                                              25,000                      481,000
Microsoft Corp.                                                   167,850                    4,500,058
Solectron Corp.(a)                                                255,400                    1,596,250
Tech Data Corp.(a)                                                  9,300                      422,127
                                                                                     -----------------
                                                                                            19,940,469
                                                                                     -----------------
Electrical & Electronics - 4.4%
ADC Telecommunications, Inc.(a)                                   151,000                      354,850
Broadcom Corp. Cl.A(a)                                             58,000                    1,886,160
Cisco Systems, Inc.(a)                                            108,900                    2,037,519
Corning, Inc.(a)                                                  219,000                    2,755,020
Juniper Networks, Inc.(a)                                         118,700                    3,267,811
QUALCOMM, Inc.                                                     80,800                    3,362,896
Tellabs, Inc.(a)                                                  125,500                    1,073,025
                                                                                     -----------------
                                                                                            14,737,281
                                                                                     -----------------
Electronic Components & Instruments - 1.6%
Applied Materials, Inc.(a)                                         51,000                      848,640
Intel Corp.                                                        62,300                    1,392,405
Symantec Corp.(a)                                                  47,200                    3,011,832
                                                                                     -----------------
                                                                                             5,252,877
                                                                                     -----------------
                                                                                            39,930,627
                                                                                     -----------------
Consumer Cyclical - 10.9%
Appliances & Household Durables - 0.1%
Whirlpool Corp.                                                     3,200                      206,560
                                                                                     -----------------
Broadcasting & Publishing - 3.6%
Comcast Corp. Cl.A Special(a)                                      67,600                    2,004,340
The E.W. Scripps Co. Cl.A                                          43,900                    2,051,886
Time Warner, Inc.(a)                                              149,500                    2,647,645
Yahoo!, Inc.(a)                                                   138,200                    5,199,084
                                                                                     -----------------
                                                                                            11,902,955
                                                                                     -----------------
Business & Public Services - 0.3%
The Interpublic Group of Cos., Inc.(a)                             77,000                      955,570
                                                                                     -----------------
Leisure & Tourism - 0.9%
Hilton Hotels Corp.                                                 7,000                      144,620
Host Marriott Corp.(a)                                             51,800                      811,188
McDonald's Corp.                                                   16,400                      504,136
Starbucks Corp.(a)                                                 24,100                    1,355,866
Starwood Hotels & Resorts Worldwide, Inc.                           7,200                      376,488
                                                                                     -----------------
                                                                                             3,192,298
                                                                                     -----------------


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

Merchandising - 5.3%
Amazon.com, Inc.(a)                                                10,900            $         432,512
Bed Bath & Beyond, Inc.(a)                                         27,350                    1,092,031
eBay, Inc.(a)                                                      46,600                    5,240,170
Lowe's Cos., Inc.                                                  69,500                    3,845,435
Office Depot, Inc.(a)                                             102,000                    1,672,800
Target Corp.                                                       75,800                    3,882,476
Wal-Mart Stores, Inc.                                              29,900                    1,556,594
                                                                                     -----------------
                                                                                            17,722,018
                                                                                     -----------------
Textiles & Apparel - 0.7%
Jones Apparel Group, Inc.                                          33,500                    1,190,255
V. F. Corp.                                                        20,100                    1,085,199
                                                                                     -----------------
                                                                                             2,275,454
                                                                                     -----------------
                                                                                            36,254,855
                                                                                     -----------------
Medical - 5.4%
Health & Personal Care - 5.4%
Amgen, Inc.(a)                                                     54,600                    3,278,184
Avon Products, Inc.                                                60,300                    2,263,662
Boston Scientific Corp.(a)                                         67,300                    2,342,713
Medco Health Solutions, Inc.(a)                                    38,100                    1,437,132
Merck & Co., Inc.                                                  35,200                      986,304
Pfizer, Inc.                                                      126,100                    3,501,797
St. Jude Medical, Inc.(a)                                          65,000                    2,479,100
Zimmer Holdings, Inc.(a)                                           19,700                    1,607,520
                                                                                     -----------------
                                                                                            17,896,412
                                                                                     -----------------
Capital Equipment - 4.7%
Aerospace & Defense - 0.4%
The Boeing Co.                                                     28,200                    1,510,674
                                                                                     -----------------
Automobiles - 0.7%
BorgWarner, Inc.                                                   33,800                    1,692,028
Cooper Tire & Rubber Co.                                            7,000                      142,940
Lear Corp.                                                          6,600                      382,800
                                                                                     -----------------
                                                                                             2,217,768
                                                                                     -----------------
Industrial Components - 0.1%
Eaton Corp.                                                         7,000                      471,800
                                                                                     -----------------
Multi-Industry - 3.5%
Cooper Industries, Ltd. Cl.A                                       16,400                    1,087,484
General Electric Co.                                              200,300                    7,082,608
Hubbell, Inc. Cl.B                                                 10,700                      520,020
Parker Hannifin Corp.                                              24,100                    1,802,680
Textron, Inc.                                                      14,800                    1,074,776
                                                                                     -----------------
                                                                                            11,567,568
                                                                                     -----------------
                                                                                            15,767,810
                                                                                     -----------------
Construction & Housing - 4.6%
Building Materials - 0.4%
Masco Corp.                                                        31,700                    1,118,059
                                                                                     -----------------


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

Real Estate - 4.2%
Alexandria Real Estate Equities, Inc.                               7,900            $         567,220
AMB Property Corp.                                                  9,600                      383,520
Archstone-Smith Trust                                              15,100                      551,150
Boston Properties, Inc.                                             8,500                      511,530
Camden Property Trust                                              10,200                      500,106
Catellus Development Corp.                                          9,800                      307,720
Corporate Office Properties Trust                                  17,100                      475,038
Developers Diversified Realty Corp.                                20,500                      882,525
Duke Realty Corp.                                                  15,500                      535,525
EastGroup Properties, Inc.                                          8,300                      312,246
Equity Office Properties Trust                                     13,000                      356,850
Equity One, Inc.                                                    6,300                      143,262
Equity Residential                                                 20,500                      691,055
Essex Property Trust, Inc.                                          3,400                      273,802
General Growth Properties, Inc.                                    20,500                      703,355
Glenborough Realty Trust, Inc.                                      6,200                      135,408
iStar Financial, Inc.                                               9,200                      403,880
Kimco Realty Corp.                                                  1,200                       68,256
LaSalle Hotel Properties                                            4,600                      141,220
Mack-Cali Realty Corp.                                             10,100                      441,774
Pan Pacific Retail Properties, Inc.                                 5,400                      320,220
Prentiss Properties Trust                                           7,700                      287,903
ProLogis                                                           27,400                    1,102,302
Reckson Associates Realty Corp.                                     2,000                       64,760
Regency Centers Corp.                                               6,400                      332,800
Shurgard Storage Centers, Inc. Cl.A                                 7,300                      302,074
Simon Property Group, Inc.                                         17,600                    1,092,608
SL Green Realty Corp.                                               5,000                      288,150
Tanger Factory Outlet Centers, Inc.                                 4,400                      220,484
The Macerich Co.                                                    3,000                      182,220
The Mills Corp.                                                     6,000                      356,160
United Dominion Realty Trust, Inc.                                 19,400                      446,006
Vornado Realty Trust                                                7,800                      573,300
Washington Real Estate Investment Trust                             2,300                       75,739
Windrose Medical Properties Trust                                   5,300                       76,585
                                                                                     -----------------
                                                                                            14,106,753
                                                                                     -----------------
                                                                                            15,224,812
                                                                                     -----------------
Consumer Staples - 2.9%
Beverages & Tobacco - 1.2%
Altria Group, Inc.                                                 37,800                    2,173,122
PepsiCo, Inc.                                                      35,900                    1,791,769
                                                                                     -----------------
                                                                                             3,964,891
                                                                                     -----------------
Food & Household Products - 1.7%
Safeway, Inc.(a)                                                   72,500                    1,397,800
SUPERVALU, Inc.                                                     4,900                      154,791
The Kroger Co.(a)                                                 102,200                    1,653,596
The Procter & Gamble Co.                                           47,500                    2,540,300
                                                                                     -----------------
                                                                                             5,746,487
                                                                                     -----------------
                                                                                             9,711,378
                                                                                     -----------------


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

Energy - 2.8%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.                                                 11,600            $         514,228
Halliburton Co.                                                    24,300                    1,004,805
                                                                                     -----------------
                                                                                             1,519,033
                                                                                     -----------------
Energy Sources - 2.4%
ChevronTexaco Corp.                                                53,400                    2,915,640
ConocoPhillips                                                     29,000                    2,638,710
Occidental Petroleum Corp.                                         39,300                    2,366,253
                                                                                     -----------------
                                                                                             7,920,603
                                                                                     -----------------
                                                                                             9,439,636
                                                                                     -----------------
Industrial Commodities - 2.0%
Forest & Paper - 1.8%
International Paper Co.                                            27,700                    1,150,104
Kimberly-Clark Corp.                                               25,100                    1,596,611
MeadWestvaco Corp.                                                 50,300                    1,692,595
Smurfit-Stone Container Corp.(a)                                   82,700                    1,485,292
                                                                                     -----------------
                                                                                             5,924,602
                                                                                     -----------------
Metal - Nonferrous - 0.2%
Alcoa, Inc.                                                        19,100                      649,018
                                                                                     -----------------
                                                                                             6,573,620
                                                                                     -----------------
Utilities - 1.7%
Electric & Gas - 1.7%
American Electric Power Co., Inc.                                  32,700                    1,117,359
Constellation Energy Group, Inc.                                    5,800                      253,460
Entergy Corp.                                                      21,800                    1,413,076
FirstEnergy Corp.                                                  28,600                    1,207,778
Sempra Energy                                                      15,500                      573,190
Wisconsin Energy Corp.                                             34,600                    1,151,142
                                                                                     -----------------
                                                                                             5,716,005
                                                                                     -----------------
Transportation - 1.1%
Transportation- Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.                                 24,900                    1,121,496
CSX Corp.                                                          39,000                    1,487,070
Norfolk Southern Corp.                                             17,900                      614,507
United Parcel Service, Inc. Cl.B                                    6,200                      521,730
                                                                                     -----------------
                                                                                             3,744,803
                                                                                     -----------------
Telecommunications - 0.2%
Sprint Corp.                                                       34,150                      778,962
                                                                                     -----------------
Total United States Investments
(cost $191,036,473)                                                                        205,079,599
                                                                                     -----------------


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

Foreign Investments - 34.0%

Australia - 1.1%
Bunnings Warehouse Property Trust                                 166,487            $         233,085
Centro Properties Group                                            27,303                      109,058
DB RREEF Trust(a)                                                  41,579                       42,083
General Property Trust                                            111,100                      312,442
ING Industrial Fund                                               212,998                      351,268
Macquarie CountryWide Trust                                       222,430                      349,168
Multiplex Group                                                    42,196                      172,131
Publishing & Broadcasting, Ltd.                                     8,937                      107,450
Rinker Group, Ltd.                                                 72,296                      534,064
Stockland                                                          63,007                      285,172
Westfield Group(a)                                                 89,188                    1,085,280
                                                                                     -----------------
                                                                                             3,581,201
                                                                                     -----------------
Belgium - 0.3%
Delhaize Group                                                     12,526                      966,920
                                                                                     -----------------
Bermuda - 1.0%
Marvell Technology Group, Ltd.(a)                                  49,400                    1,583,764
Nabors Industries, Ltd.(a)                                         32,100                    1,669,200
                                                                                     -----------------
                                                                                             3,252,964
                                                                                     -----------------
Brazil - 0.3%
Petroleo Brasileiro, SA (ADR)                                      22,100                      762,008
Votorantim Celulose e Papel, SA (ADR)                               6,400                      240,960
                                                                                     -----------------
                                                                                             1,002,968
                                                                                     -----------------
Canada - 1.9%
Alcan, Inc.                                                        20,600                    1,046,182
Bank of Nova Scotia                                                28,600                      898,630
Boardwalk Real Estate Investment Trust                              6,300                       92,624
Borealis Retail Real Estate Investment Trust                       19,200                      215,986
Canadian Apartment Properties Real Estate Investment Trust          8,200                       94,931
Canadian Real Estate Investment Trust                              17,900                      266,477
Cominar Real Estate Investment Trust                                7,600                      107,906
H&R Real Estate Investment Trust                                   10,900                      164,832
InnVest Real Estate Investment Trust                                8,700                       81,496
Magna International, Inc. Cl.A                                      2,000                      158,699
Manulife Financial Corp.                                           20,000                      894,732
Manulife Financial Corp.(b)                                         4,434                      199,220
O&Y Real Estate Investment Trust                                   12,800                      151,088
Research In Motion, Ltd.(a)                                        12,200                    1,085,434
RioCan Real Estate Investment Trust                                33,500                      490,553
Summit Real Estate Investment Trust                                19,800                      304,411
                                                                                     -----------------
                                                                                             6,253,201
                                                                                     -----------------
China - 0.2%
China Petroleum & Chemical Corp. Cl.H                           1,322,000                      560,773
                                                                                     -----------------
Denmark - 0.0%
Danske Bank A/S                                                     4,000                      119,288
                                                                                     -----------------


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

Finland - 0.1%
Sponda Oyj                                                         29,600            $         276,933
                                                                                     -----------------
France - 3.9%
Arcelor                                                            80,780                    1,775,562
Assurances Generales de France                                     19,900                    1,364,580
BNP Paribas, SA                                                    14,298                      991,766
Compagnie de Saint-Gobain                                           3,600                      204,321
Credit Agricole, SA                                                21,600                      638,076
Essilor International, SA                                           7,156                      488,167
Gecina                                                              5,600                      527,797
Klepierre                                                           6,300                      538,359
Renault, SA                                                        12,800                    1,045,414
Sanofi-Synthelabo, SA                                              21,994                    1,651,938
Schneider Electric, SA                                              4,963                      344,232
Societe Generale                                                    7,100                      684,036
Total, SA                                                           6,498                    1,419,199
Unibail                                                             9,200                    1,305,846
                                                                                     -----------------
                                                                                            12,979,293
                                                                                     -----------------
Germany - 1.6%
Altana AG(a)                                                        3,564                      194,495
Continental AG                                                     21,500                    1,306,340
HeidelbergCement AG                                                10,000                      568,260
MAN AG                                                             15,900                      601,058
Porsche AG pfd.                                                       828                      526,191
SAP AG (ADR)                                                       24,600                    1,094,700
SAP AG                                                              6,810                    1,210,413
                                                                                     -----------------
                                                                                             5,501,457
                                                                                     -----------------
Hong Kong - 0.9%
Esprit Holdings, Ltd.                                             152,000                      830,729
Henderson Land Development Co., Ltd.                              109,000                      565,884
Kerry Properties, Ltd.                                            236,000                      505,355
Sun Hung Kai Properties, Ltd.                                     107,500                    1,064,156
                                                                                     -----------------
                                                                                             2,966,124
                                                                                     -----------------
Hungary - 0.2%
MOL Magyar Olaj-es Gazipari Rt.                                    11,500                      774,564
                                                                                     -----------------
Ireland - 0.7%
Allied Irish Banks PLC                                             35,669                      694,451
CRH PLC                                                            43,433                    1,095,033
Depfa Bank PLC                                                     26,200                      427,181
                                                                                     -----------------
                                                                                             2,216,665
                                                                                     -----------------
Israel - 0.8%
Bank Hapoalim, Ltd.                                               135,000                      393,203
Teva Pharmaceutical Industries, Ltd. (ADR)                         81,000                    2,209,680
                                                                                     -----------------
                                                                                             2,602,883
                                                                                     -----------------
Italy - 0.7%
Beni Stabili SpA                                                  183,400                      180,171
Eni SpA                                                            83,700                    2,054,039
                                                                                     -----------------
                                                                                             2,234,210
                                                                                     -----------------


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

Japan - 5.3%
Aeon Credit Service Co., Ltd.                                       6,400            $         457,483
Aiful Corp.                                                         8,100                      913,903
Canon, Inc.                                                        50,500                    2,518,354
Daikin Industries, Ltd.                                            18,200                      479,102
Daito Trust Construction Co., Ltd.                                  4,900                      220,831
Denso Corp.                                                        43,100                    1,027,834
Eisai Co., Ltd.                                                    18,100                      537,577
Honda Motor Co., Ltd.                                              35,200                    1,680,040
Hoya Corp.                                                         11,500                    1,192,300
Japan Retail Fund Investment Corp.                                     41                      333,029
JFE Holdings, Inc.                                                 27,800                      795,777
Keyence Corp.                                                       2,600                      585,070
Mitsubishi Corp.                                                   80,000                    1,008,263
Mitsubishi Estate Co., Ltd.                                        38,000                      427,128
Mitsubishi Tokyo Financial Group, Inc.                                 40                      376,659
Nippon Building Fund, Inc.                                             34                      296,628
Nippon Meat Packers, Inc.                                          17,000                      219,142
Nissan Motor Co., Ltd.                                             80,000                      838,171
Nitto Denko Corp.                                                   5,900                      305,360
Orix Jreit, Inc.                                                       41                      262,604
Promise Co., Ltd.                                                  14,300                      995,200
Ricoh Co., Ltd.                                                    27,000                      475,998
Sumitomo Mitsui Financial Group, Inc.                                 168                    1,162,397
UFJ Holdings, Inc.(a)                                                 101                      531,819
                                                                                     -----------------
                                                                                            17,640,669
                                                                                     -----------------
Mexico - 0.3%
America Movil SA de CV (ADR)                                       16,200                      756,702
Grupo Televisa SA (ADR)                                             3,900                      242,853
                                                                                     -----------------
                                                                                               999,555
                                                                                     -----------------
Netherlands - 1.0%
ASML Holding NV(a)                                                 21,772                      332,038
Eurocommercial Properties NV                                        2,600                       88,475
ING Groep NV                                                       69,446                    1,901,516
Rodamco Europe NV                                                  10,700                      812,055
Wereldhave NV                                                       2,700                      266,631
                                                                                     -----------------
                                                                                             3,400,715
                                                                                     -----------------
Panama - 0.3%
Carnival Corp.                                                     21,600                    1,145,016
                                                                                     -----------------
Russia - 0.1%
Mobile Telesystems (ADR)                                            2,500                      346,775
                                                                                     -----------------
Singapore - 0.7%
Ascendas Real Estate Investment Trust                             370,040                      410,102
CapitaMall Trust                                                  300,000                      307,523
Flextronics International, Ltd.(a)                                 36,300                      520,905
Singapore Telecommunications, Ltd.                                657,150                      949,229
                                                                                     -----------------
                                                                                             2,187,759
                                                                                     -----------------


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

South Korea - 1.0%
Hyundai Motor Co., Ltd.                                            10,900            $         534,937
Kookmin Bank(a)                                                    15,500                      585,278
POSCO                                                               6,300                    1,176,815
Samsung Electronics Co., Ltd. (GDR)(c)                              2,693                      552,006
Shinhan Financial Group Co., Ltd.                                  27,000                      564,582
                                                                                     -----------------
                                                                                             3,413,618
                                                                                     -----------------
Spain - 1.0%
ACS, Actividades de Construccion y Servicios, SA                   13,167                      276,140
Banco Bilbao Vizcaya Argentaria, SA                                46,825                      766,943
Gestevision Telecino, SA(a)                                        13,263                      250,055
Inditex, SA(a)                                                     25,686                      749,847
Inmobiliaria Colonial, SA                                           5,200                      199,709
Repsol YPF, SA                                                     38,300                      930,989
                                                                                     -----------------
                                                                                             3,173,683
                                                                                     -----------------
Sweden - 0.6%
Svenska Cellulosa AB Cl.B                                          18,900                      786,511
Telefonaktiebolaget LM Ericsson Cl.B(a)                           372,083                    1,235,857
                                                                                     -----------------
                                                                                             2,022,368
                                                                                     -----------------
Switzerland - 2.3%
Alcon, Inc.                                                        34,900                    2,600,748
Credit Suisse Group                                                23,300                      905,991
Nobel Biocare Holding AG                                            2,621                      468,857
Novartis AG                                                        29,346                    1,400,237
Roche Holdings AG(a)                                               11,851                    1,240,919
UBS AG                                                             15,010                    1,210,071
                                                                                     -----------------
                                                                                             7,826,823
                                                                                     -----------------
Taiwan - 0.7%
Compal Electronics, Inc. (GDR)(c)                                 199,639                      918,340
Hon Hai Precision Industry Co., Ltd. (GDR)(c)                      53,208                      428,853
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                115,288                      918,845
                                                                                     -----------------
                                                                                             2,266,038
                                                                                     -----------------
Thailand - 0.0%
PTT Public Co., Ltd.                                               26,900                      116,201
                                                                                     -----------------
United Kingdom - 7.0%
Aviva PLC                                                          91,161                    1,006,696
BHP Billiton PLC                                                   46,203                      539,039
BP PLC                                                            125,700                    1,280,517
British Land Co. PLC                                               27,800                      433,901
Brixton PLC                                                        32,200                      198,207
Capita Group PLC                                                   80,013                      544,354
Capital & Regional PLC                                             29,700                      356,895
Carnival PLC                                                       20,841                    1,160,029
Derwent Valley Holdings PLC                                        12,500                      234,297
Enterprise Inns PLC                                                29,429                      382,837
George Wimpey PLC                                                  50,000                      340,104
GlaxoSmithKline PLC                                                33,300                      701,619
GUS PLC                                                            51,007                      849,821
Hammerson PLC                                                      20,500                      311,217
Hilton Group PLC                                                   90,053                      443,596
HSBC Holdings PLC                                                  83,978                    1,426,077


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

                                                                Principal
                                                                   Amount
                                                                     (000)                U.S. $ Value
InterContinental Hotels Group PLC                                  18,900            $         239,846
Land Securities Group PLC                                          35,000                      857,338
Liberty International PLC                                          12,100                      204,455
Man Group PLC                                                      15,132                      430,204
Reckitt Benckiser PLC                                              44,452                    1,308,031
RMC Group PLC                                                      46,200                      741,908
Royal & Sun Alliance Insurance Group PLC                          104,500                      146,873
Royal Bank of Scotland Group PLC                                   50,685                    1,554,076
Slough Estates PLC                                                 54,400                      500,234
Smith & Nephew PLC                                                 62,019                      630,670
Standard Chartered PLC                                             46,587                      889,371
Taylor Woodrow PLC                                                 80,900                      358,195
Tesco PLC                                                         295,589                    1,698,857
Vodafone Group PLC                                                681,617                    1,847,267
Whitbread PLC                                                      21,900                      333,188
WPP Group PLC                                                      44,701                      491,086
Xstrata PLC                                                        51,800                      918,086
                                                                                     -----------------
                                                                                            23,358,891
                                                                                     -----------------
Total Foreign Investments
(cost $97,866,705)                                                                         113,187,555
                                                                                     -----------------
Total Common & Preferred Stocks
(cost $288,903,178)                                                                        318,267,154
                                                                                     -----------------
SHORT-TERM INVESTMENT-3.8%
Time Deposit - 3.8%
State Street Euro Dollar
1.35%, 12/01/04
(cost $12,765,000)                                            $    12,765                   12,765,000
                                                                                     -----------------
Total Investments - 99.3%
(cost $301,668,178)                                                                        331,032,154
Other assets less liabilities -  0.7%                                                        2,266,025
                                                                                     -----------------
Net Assets -  100%                                                                   $     333,298,179
                                                                                     =================

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                                    Value at             Unrealized
                         Number of                               Original         November 30,          Appreciation/
Type                     Contracts       Expiration Month         Value               2004             (Depreciation)
======================================================================================================================
British Pound                2            December 2004         $  174,799        $   179,582            $    4,783
  FTSE 100 Index

EURO Stoxx 50               13            December 2004            479,851            495,536                15,685

Japanese Yen                 2            December 2004            221,263            212,626                (8,637)
  Topix Index
                                                                                                         ----------
                                                                                                         $   11,831
                                                                                                         ==========

                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

(a)   Non-income producing security.
(b)   U.S exchange listed.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate market value of these securities amounted to $1,899,199 or 0.6% of net assets.

      Glossary of Terms:
      ADR  - American Depositary Receipt
      GDR  - Global Depositary Receipt
      Pfd. - Preferred stock

      SECTOR BREAKDOWN
      Finance                                      20.7%
      Technology                                   16.7%
      Consumer Cyclical                            13.2%
      Construction & Housing                       10.7%
      Medical                                       9.1%
      Capital Equipment                             7.3%
      Energy                                        5.7%
      Industrial Commodities                        4.3%
      Consumer Staples                              4.2%
      Utilities                                     1.7%
      Telecommunications                            1.4%
      Transportation                                1.1%
      Short - Term                                  3.9%


                                  ALLIANCEBERNSTEIN WEALTH APPRECIATION STRATEGY

WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2004  (unaudited)

                                                                                Principal
                                                                                   Amount
Company                                                                             (000)        U.S. $ Value
-------------------------------------------------------------------------------------------------------------
DEBT OBLIGATIONS-61.0%

United States Investments - 58.0%

Corporate Debt Obligations - 27.4%
Automotive - 2.4%
American Honda Finance Corp.
4.50%, 5/26/09(a)                                                               $     500    $        506,962
DaimlerChrysler NA Holdings
4.75%, 1/15/08                                                                        600             611,239
Ford Motor Co.
7.45%, 7/16/31                                                                        550             535,067
Ford Motor Credit Co.
5.625%, 10/01/08                                                                      450             458,600
7.375%, 10/28/09                                                                      650             697,828
7.50%, 3/15/05                                                                         20              20,252
General Motors Acceptance Corp.                                                     1,305           1,304,956
6.75%, 1/15/06-12/01/14
General Motors Corp.
7.20%, 1/15/11                                                                        400             411,273
8.375%, 7/15/33                                                                       700             712,555
                                                                                             ----------------
                                                                                                    5,258,732
                                                                                             ----------------

Banks - 1.8%
Bank of America Corp.
2.26%, 9/15/14                                                                      1,100           1,101,208
BB&T Corp.
5.25%, 11/01/19                                                                       600             582,892
Fifth Third Bank
5.20%, 3/01/19                                                                        250             241,504
Washington Mutual Bank
5.65%, 8/15/14                                                                        500             510,804
Wells Fargo & Co.
4.20%, 1/15/10                                                                      1,485           1,483,084
                                                                                             ----------------
                                                                                                    3,919,492
                                                                                             ----------------

Finance - 10.6%
Assurant, Inc.
5.625%, 2/15/14                                                                       900             910,655
Boeing Capital Corp.
6.50%, 2/15/12                                                                      1,300           1,444,031
CA Preferred Funding Trust
7.00%, 1/30/49                                                                        200             207,920
Capital One Bank
5.00%, 6/15/09                                                                        500             512,388
CIT Group, Inc.
7.375%, 4/02/07                                                                     1,250           1,353,506
Citigroup, Inc.
1.88%, 6/04/07                                                                      1,400           1,400,477
Countrywide Home Loans, Inc.
2.54%, 11/16/07                                                                       600             599,443


                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

Credit Suisse First Boston, Inc.
4.625%, 1/15/08                                                                 $     300    $        307,268
General Electric Capital Corp.
3.50%, 5/01/08                                                                      1,500           1,485,455
Genworth Financial, Inc.
2.64%, 6/15/07                                                                      1,500           1,494,473
Household Finance Corp.
5.75%, 1/30/07                                                                      1,055           1,102,992
International Lease Finance Corp.
6.375%, 3/15/09                                                                       350             377,854
J.P. Morgan Chase & Co.
2.20%, 6/14/07                                                                      1,100           1,099,506
5.25%, 5/30/07                                                                        100             103,975
Lehman Brothers Holdings, Inc.
4.00%, 1/22/08                                                                        650             653,921
Mangrove Bay Pass-Through Trust pfd.
6.102%, 7/15/13(a)                                                                    250             248,198
Markel Corp.
6.80%, 2/15/13                                                                        100             107,067
MBNA America Bank
5.375%, 1/15/08                                                                       850             883,703
Meridian Funding Co. LLC
2.63%, 7/26/10                                                                        500             500,000
Merrill Lynch & Co., Inc.
5.00%, 1/15/15                                                                      1,000             983,600
Morgan Stanley
2.415%, 2/15/07                                                                     1,500           1,500,639
Nationwide Mutual Insurance Co.
6.60%, 4/15/34(a)                                                                     250             241,194
Prudential Financial, Inc.
5.10%, 9/20/14                                                                        900             888,998
SAFECO Corp.
4.875%, 2/01/10                                                                       100             101,418
6.875%, 7/15/07                                                                       100             107,312
SLM Corp.
2.32%, 7/25/07                                                                      1,100           1,101,947
The Bear Stearns Cos., Inc.
2.55%, 9/27/07                                                                        750             759,418
The Goldman Sachs Group, Inc.
4.125%, 1/15/08                                                                     1,795           1,815,651
XL Capital, Ltd.
5.25%, 9/15/14                                                                        500             488,724
                                                                                             ----------------
                                                                                                   22,781,733
                                                                                             ----------------

Industrial - 6.5%
Albertson's, Inc.
8.00%, 5/01/31                                                                        400             485,143
Amgen, Inc.
4.00%, 11/18/09(a)                                                                    900             892,003
Anthem, Inc.
3.50%, 9/01/07                                                                        295             290,802
AOL Time Warner, Inc.
6.125%, 4/15/06                                                                       475             492,979
7.70%, 5/01/32                                                                        700             828,950
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13                                                                       800             969,268
Comcast Cable Communications, Inc.
8.375%, 5/01/07                                                                        30              33,112
CRH America, Inc.
6.95%, 3/15/12                                                                        350             395,576


                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

CVS Corp.
4.00%, 9/15/09(a)                                                               $     400    $        396,032
Eastman Chemical Co.
7.00%, 4/15/12                                                                        400             450,682
Federated Department Stores, Inc.
6.625%, 4/01/11                                                                       700             776,061
Kellogg Co.
2.875%, 6/01/08                                                                       500             483,549
Kraft Foods, Inc.
4.125%, 11/12/09                                                                    1,025           1,014,372
News America, Inc.
6.20%, 12/15/34(a)                                                                    900             892,818
6.55%, 3/15/33                                                                        400             419,066
Safeway, Inc.
4.125%, 11/01/08                                                                      430             426,514
7.25%, 2/01/31                                                                        650             721,414
The Procter & Gamble Co.
6.875%, 9/15/09                                                                       275             308,311
Tyco International Group, SA
6.00%, 11/15/13                                                                       400             430,660
UnitedHealth Group, Inc.
3.75%, 2/10/09                                                                        300             294,064
5.00%, 8/15/14                                                                        500             496,174
Viacom, Inc.
6.625%, 5/15/11                                                                       950           1,058,653
Waste Management, Inc.
7.375%, 8/01/10                                                                       200             228,365
Weyerhaeuser Co.
6.125%, 3/15/07                                                                        90              94,851
7.375%, 3/15/32                                                                       900           1,040,455
                                                                                             ----------------
                                                                                                   13,919,874
                                                                                             ----------------

Oil - 1.8%
Amerada Hess Corp.
7.30%, 8/15/31                                                                        100             108,453
Devon Financing Corp.
6.875%, 9/30/11                                                                       800             900,870
Duke Capital LLC
6.75%, 2/15/32                                                                        400             420,968
FPL Group Capital, Inc.
4.086%, 2/16/07                                                                       700             707,644
Sunoco, Inc.
4.875%, 10/15/14                                                                      850             831,364
Valero Energy Corp.
3.50%, 4/01/09                                                                        930             896,000
                                                                                             ----------------
                                                                                                    3,865,299
                                                                                             ----------------

Telecommunications - 2.3%
AT&T Wireless Services, Inc.
7.875%, 3/01/11                                                                       400             467,831
8.75%, 3/01/31                                                                        200             261,466
BellSouth Corp.
4.20%, 9/15/09                                                                        725             721,794
SBC Communications, Inc.
4.125%, 9/15/09                                                                     1,210           1,199,217
5.625%, 6/15/16                                                                       950             965,947
6.15%, 9/15/34                                                                        250             248,215
Sprint Capital Corp.
6.00%, 1/15/07                                                                        245             256,522
8.75%, 3/15/32                                                                        600             773,001
                                                                                             ----------------
                                                                                                    4,893,993
                                                                                             ----------------



                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

Utilities - 2.0%
American Electric Power Co., Inc.
5.25%, 6/01/15                                                                  $     750    $        745,400
Carolina Power & Light Co.
6.50%, 7/15/12                                                                        225             246,936
Consumers Energy Co.
5.375%, 4/15/13                                                                       100             102,278
5.50%, 8/15/16(a)                                                                     675             686,778
NiSource Finance Corp.
7.875%, 11/15/10                                                                      250             292,504
Ohio Power Co.
5.50%, 2/15/13                                                                        600             619,646
Pacific Gas & Electric Co.
3.60%, 3/01/09                                                                        125             122,192
6.05%, 3/01/34                                                                        250             251,961
PSE&G Power LLC
5.00%, 4/01/14                                                                        225             217,863
Public Service Co. of Colorado
7.875%, 10/01/12                                                                      500             600,127
Southern California Edison Co.
6.00%, 1/15/34                                                                        200             206,666
Xcel Energy, Inc.
7.00%, 12/01/10                                                                       300             337,448
                                                                                             ----------------
                                                                                                    4,429,799
                                                                                             ----------------
Total Corporate Debt Obligations
(cost $59,039,483)                                                                                 59,068,922
                                                                                             ----------------

U.S. Government & Government Sponsored Agency Obligations - 26.7%
Federal Home Loan Bank
2.25%, 5/15/06                                                                      1,240           1,226,072
Federal Home Loan Mortgage Corp.
3.75%, 8/03/07                                                                      2,435           2,440,552
4.25%, 5/04/09                                                                      2,210           2,211,392
Federal National Mortgage Association
6.00%, TBA                                                                          1,630           1,706,916
7.00%, TBA                                                                          4,280           4,539,023
3.25%, 6/28/06                                                                      2,280           2,282,143
6.00%, 11/01/16                                                                       448             469,302
U.S. Treasury Bond
3.625%, 4/15/28                                                                       393             497,257
U.S. Treasury Notes
1.125%, 6/30/05                                                                     2,595           2,575,942
1.875%, 7/15/13                                                                     1,939           1,980,343
2.375%, 8/15/06                                                                        80              79,266
2.50%, 9/30/06                                                                      2,910           2,885,332
2.625%, 11/15/06                                                                   16,095          15,979,309
3.00%, 7/15/12                                                                      3,411           3,791,934
3.375%, 1/15/07-1/15/12                                                             1,826           2,009,321
3.50%, 8/15/09-1/15/11                                                              3,463           3,692,680
3.625%, 1/15/08                                                                     2,039           2,233,311
3.875%, 1/15/09                                                                     2,964           3,334,492
4.25%, 1/15/10                                                                      3,155           3,666,027
                                                                                             ----------------

Total U.S. Government & Government Sponsored Agency
Obligations (cost $57,654,805)                                                                     57,600,614
                                                                                             ----------------

Asset Backed Securities - 1.9%
Ace Securities Corp. Series 2003-OP1 Class A2
2.292%, 12/25/33                                                                      511             510,518
Ameriquest Mortgage Securities, Inc. Series 2003-13A Class AF2
3.03%, 1/25/34                                                                        217             217,054
Ameriquest Mortgage Securities, Inc. Series 2004-R4 Class A2
2.291%, 6/25/34                                                                       173             173,427


                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

Centex Home Equity Series 2003-C Class AV
2.233%, 9/25/33                                                                 $     218    $        218,546
Equity One ABS, Inc. Series 2004-3 Class AF1
2.093%, 7/25/34                                                                       328             327,954
Long Beach Mortgage Loan Trust Series 2004-3 Class M2
2.781%, 7/25/34                                                                       400             397,624
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC1 Class A2
2.481%, 10/25/34                                                                      287             287,799
Nomura Asset Securities Corp. Series 1996-MD5 Class A1B
7.12%, 4/13/39                                                                        750             783,390
Renaissance Home Equity Loan Trust Series 2003-4 Class A2
2.381%, 3/25/34                                                                       312             311,721
Residential Asset Mortgage Products, Inc. Series 2004-RS2 Class AI1
2.063%, 1/25/24                                                                       160             159,416
Residential Asset Mortgage Products, Inc. Series 2004-RS6 Class AI1
2.083%, 8/25/22                                                                       122             121,506
Residential Asset Securities Corp. Series 2003-KS3 Class A2
2.481%, 5/25/33                                                                       302             302,633
Residential Asset Securities Corp. Series 2004-KS7 Class AI1
2.083%, 10/25/21                                                                      266             266,273
Structured Asset Securities Corp. Series 2003-S2 Class A1
2.431%, 12/25/33                                                                       37              36,887
                                                                                             ----------------
Total Asset Backed Securities (cost $4,131,238)                                                     4,114,748
                                                                                             ----------------

Collateralized Mortgage Obligations - 1.7%
Banc of America Funding Corp. Series 2004-B Class 5A1
5.24%, 11/20/34                                                                       347             351,717
Bear Stearns Alt-A Trust Series 2004-11 Class 2A3
5.052%, 11/25/34                                                                      284             287,771
Chase Mortgage Finance Corp. Series 2003-S15 Class 1A1
6.00%, 1/25/34                                                                        499             509,191
Federal National Mortgage Association Series 2003- W6 Class 1A23
2.90%, 10/25/42                                                                        36              36,360
Federal National Mortgage Association Series 2003-W7 Class A4
4.06%, 3/25/33                                                                        525             525,053
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2
3.992%, 10/15/29                                                                      315             311,711
Master Asset Securitization Trust Series 2004-9 Class 3A1
5.25%, 7/25/34                                                                        287             287,360
MLCC Mortgage Investors, Inc. Series 2004-A Class A1
2.411%, 4/25/29                                                                       772             770,505
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A1
5.468%, 10/25/34                                                                      288             291,795
Structured Asset Securities Corp. Series 2002-11A Class 1A1
2.859%, 6/25/32                                                                        81              80,947
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A1
4.641%, 11/25/34                                                                      291             290,568
                                                                                             ----------------
Total Collateralized Mortgage Obligations (cost $3,769,185)                                         3,742,978
                                                                                             ----------------

Commercial Mortgage Backed Securities - 0.3%
Asset Securitization Corp. Series 1996-MD6 Class A1C
7.04%, 11/13/29
(cost $576,955)                                                                       538             567,313
                                                                                             ----------------

Total United States Investments
(cost $125,171,666)                                                                               125,094,575
                                                                                             ----------------



                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

Foreign Investments - 3.0%

Canada - 0.2%
Telus Corp.
7.50%, 6/01/07                                                                  $     400    $        433,734
                                                                                             ----------------

Italy - 0.9%
Telecom Italia Capital
4.00%, 11/15/08                                                                       345             341,862
4.00%, 1/15/10(a)                                                                   1,000             972,791
5.25%, 11/15/13                                                                       530             529,348
                                                                                             ----------------
                                                                                                    1,844,001
                                                                                             ----------------

Japan - 0.1%
Mizuho Financial Group
5.79%, 4/15/14(a)                                                                     300             309,604
                                                                                             ----------------

United Kingdom - 1.8%
British Sky Broadcasting Group PLC
6.875%, 2/23/09                                                                     1,345           1,470,686
8.20%, 7/15/09                                                                        500             576,715
British Telecommunications PLC
8.875%, 12/15/30                                                                      500             651,031
Northern Rock PLC
5.60%, 4/30/14(a)                                                                     500             507,045
WPP Finance Corp.
5.875%, 6/15/14(a)                                                                    600             618,302
                                                                                             ----------------
                                                                                                    3,823,779
                                                                                             ----------------

Total Foreign Investments
(cost $6,372,176)                                                                                   6,411,118
                                                                                             ----------------

Total Debt Obligations
(cost $131,543,842)                                                                               131,505,693
                                                                                             ----------------

Company                                                                            Shares        U.S. $ Value
-------------------------------------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-33.8%

United States Investments - 20.8%

Construction & Housing - 4.4%
Building Materials - 0.1%
Masco Corp.                                                                         5,900             208,093
                                                                                             ----------------

Real Estate - 4.3%
Alexandria Real Estate Equities, Inc.                                               5,200             373,360
AMB Property Corp.                                                                  6,400             255,680
Archstone-Smith Trust                                                              10,800             394,200
Boston Properties, Inc.                                                             5,600             337,008
Camden Property Trust                                                               6,800             333,404
Catellus Development Corp.                                                          6,700             210,380
Corporate Office Properties Trust                                                  10,700             297,246
Developers Diversified Realty Corp.                                                12,800             551,040
Duke Realty Corp.                                                                   9,500             328,225
EastGroup Properties, Inc.                                                          5,500             206,910
Equity Office Properties Trust                                                      8,900             244,305
Equity One, Inc.                                                                    4,100              93,234
Equity Residential                                                                 14,200             478,682
Essex Property Trust, Inc.                                                          2,200             177,166
General Growth Properties, Inc.                                                    12,800             439,168
Glenborough Realty Trust, Inc.                                                      4,300              93,912
iStar Financial, Inc.                                                               5,800             254,620
Kimco Realty Corp.                                                                    800              45,504
LaSalle Hotel Properties                                                            3,100              95,170


                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

Mack-Cali Realty Corp.                                                              6,700    $        293,058
Pan Pacific Retail Properties, Inc.                                                 3,800             225,340
Prentiss Properties Trust                                                           5,400             201,906
ProLogis                                                                           18,100             728,163
Reckson Associates Realty Corp.                                                     1,400              45,332
Regency Centers Corp.                                                               4,200             218,400
Shurgard Storage Center, Inc. Cl.A                                                  5,100             211,038
Simon Property Group, Inc.                                                         11,200             695,296
SL Green Realty Corp.                                                               3,100             178,653
Tanger Factory Outlet Centers, Inc.                                                 3,000             150,330
The Macerich Co.                                                                    2,100             127,554
The Mills Corp.                                                                     4,000             237,440
United Dominion Realty Trust, Inc.                                                 11,400             262,086
Vornado Realty Trust                                                                5,200             382,200
Washington Real Estate Investment Trust                                             1,500              49,395
Windrose Medical Properties Trust                                                   3,600              52,020
                                                                                             ----------------
                                                                                                    9,267,425
                                                                                             ----------------
                                                                                                    9,475,518
                                                                                             ----------------

Finance - 3.7%
Banking - 1.8%
Bank of America Corp.                                                               9,386             434,290
Citigroup, Inc.                                                                    27,375           1,225,031
Fannie Mae                                                                          4,400             302,280
Freddie Mac                                                                         2,800             191,128
J.P. Morgan Chase & Co.                                                            21,400             805,710
National City Corp.                                                                 9,250             342,990
SunTrust Banks, Inc.                                                                4,300             306,590
Wachovia Corp.                                                                      4,100             212,175
                                                                                             ----------------
                                                                                                    3,820,194
                                                                                             ----------------

Financial Services - 0.7%
Franklin Resources, Inc.                                                            2,450             160,794
Lehman Brothers Holdings, Inc.                                                      4,000             335,120
MBNA Corp.                                                                         20,300             539,168
Merrill Lynch & Co., Inc.                                                           2,400             133,704
Morgan Stanley                                                                      3,000             152,250
The Goldman Sachs Group, Inc.                                                       2,050             214,758
                                                                                             ----------------
                                                                                                    1,535,794
                                                                                             ----------------

Insurance - 1.2%
American International Group, Inc.                                                 10,150             643,002
MetLife, Inc.                                                                       3,750             146,250
The Allstate Corp.                                                                  1,450              73,225
The Chubb Corp.                                                                     2,500             190,525
The Hartford Financial Services Group, Inc.                                         4,050             259,200
The Progressive Corp.                                                               2,025             184,255
The St. Paul Travelers Cos., Inc.                                                   1,798              65,591
Torchmark Corp.                                                                     3,100             170,221
UnitedHealth Group, Inc.                                                            5,450             451,533
XL Capital, Ltd. Cl.A                                                               4,100             308,976
                                                                                             ----------------
                                                                                                    2,492,778
                                                                                             ----------------
                                                                                                    7,848,766
                                                                                             ----------------

Technology - 3.5%
Data Processing - 1.8%
Apple Computer, Inc.(b)                                                             3,700             248,085
Arrow Electronics, Inc.(b)                                                          3,800              93,214
Avnet, Inc.(b)                                                                        800              14,720
Dell, Inc.(b)                                                                      22,360             906,027
Electronic Arts, Inc.(b)                                                           12,640             618,096
Hewlett-Packard Co.                                                                26,750             535,000
Ingram Micro, Inc.(b)                                                               5,000              96,200
Microsoft Corp.                                                                    33,000             884,730
Solectron Corp.(b)                                                                 52,700             329,375
Tech Data Corp.(b)                                                                  1,975              89,645
                                                                                             ----------------
                                                                                                    3,815,092
                                                                                             ----------------



                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

Electrical & Electronics - 1.3%
ADC Telecommunications, Inc.(b)                                                    18,300    $         43,005
Broadcom Corp. Cl.A(b)                                                             10,450             339,834
Cisco Systems, Inc.(b)                                                             19,500             364,845
Corning, Inc.(b)                                                                   39,650             498,797
Juniper Networks, Inc.(b)                                                          21,300             586,389
QUALCOMM, Inc.                                                                     14,500             603,490
Tellabs, Inc.(b)                                                                   35,000             299,250
                                                                                             ----------------
                                                                                                    2,735,610
                                                                                             ----------------

Electronic Components & Instruments - 0.4%
Applied Materials, Inc.(b)                                                          9,150             152,256
Intel Corp.                                                                        11,300             252,555
Symantec Corp.(b)                                                                   8,450             539,195
                                                                                             ----------------
                                                                                                      944,006
                                                                                             ----------------
                                                                                                    7,494,708
                                                                                             ----------------

Consumer Cyclical - 3.3%
Broadcasting & Publishing - 0.9%
Comcast Corp. Cl.A Special(b)                                                       5,650             167,523
The E.W. Scripps Co. Cl.A                                                           7,850             366,909
Time Warner, Inc.(b)                                                               28,150             498,536
Yahoo!, Inc.(b)                                                                    24,850             934,857
                                                                                             ----------------
                                                                                                    1,967,825
                                                                                             ----------------

Business & Public Services - 0.1%
The Interpublic Group of Cos., Inc.(b)                                             19,500             241,995
                                                                                             ----------------

Leisure & Tourism - 0.7%
Carnival Corp.                                                                      3,900             206,739
Hilton Hotels Corp.                                                                 4,700              97,102
Host Marriott Corp.                                                                33,200             519,912
McDonald's Corp.                                                                    3,000              92,220
Starbucks Corp.(b)                                                                  4,350             244,731
Starwood Hotels & Resorts Worldwide, Inc.                                           4,700             245,763
                                                                                             ----------------
                                                                                                    1,406,467
                                                                                             ----------------

Merchandising - 1.4%
Amazon.com, Inc.(b)                                                                 1,900              75,392
Bed Bath & Beyond, Inc.(b)                                                          4,900             195,647
eBay, Inc.(b)                                                                       8,370             941,206
Lowe's Cos., Inc.                                                                  12,500             691,625
Office Depot, Inc.(b)                                                              20,250             332,100
Target Corp.                                                                       12,055             617,457
Wal-Mart Stores, Inc.                                                               5,315             276,699
                                                                                             ----------------
                                                                                                    3,130,126
                                                                                             ----------------

Textiles & Apparel - 0.2%
Jones Apparel Group, Inc.                                                           6,700             238,051
V. F. Corp.                                                                         3,925             211,911
                                                                                             ----------------
                                                                                                      449,962
                                                                                             ----------------
                                                                                                    7,196,375
                                                                                             ----------------

Medical - 1.6%
Health & Personal Care - 1.6%
Amgen, Inc.(b)                                                                      9,815             589,293
Avon Products, Inc.                                                                10,850             407,309
Boston Scientific Corp.(b)                                                         12,100             421,201
Medco Health Solutions, Inc.(b)                                                     9,400             354,568
Merck & Co., Inc.                                                                   6,525             182,830
Pfizer, Inc.                                                                       24,240             673,145
St. Jude Medical, Inc.(b)                                                          11,650             444,331
Zimmer Holdings, Inc.(b)                                                            3,550             289,680
                                                                                             ----------------
                                                                                                    3,362,357
                                                                                             ----------------

Capital Equipment - 1.3%
Aerospace & Defense - 0.1%
The Boeing Co.                                                                      5,200             278,564
                                                                                             ----------------



                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

Automobiles - 0.2%
BorgWarner, Inc.                                                                    6,600    $        330,396
Cooper Tire & Rubber Co.                                                            1,400              28,588
Lear Corp.                                                                            900              52,200
                                                                                             ----------------
                                                                                                      411,184
                                                                                             ----------------

Industrial Components - 0.0%
Eaton Corp.                                                                           800              53,920
                                                                                             ----------------

Multi-Industry - 1.0%
Cooper Industries, Ltd. Cl.A                                                        3,150             208,876
General Electric Co.                                                               35,480           1,254,573
Hubbell, Inc. Cl.B                                                                  2,000              97,200
Parker Hannifin Corp.                                                               4,375             327,250
Textron, Inc.                                                                       2,950             214,229
                                                                                             ----------------
                                                                                                    2,102,128
                                                                                             ----------------
                                                                                                    2,845,796
                                                                                             ----------------

Energy - 0.8%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.                                                                  2,100              93,093
Halliburton Co.                                                                     4,400             181,940
                                                                                             ----------------
                                                                                                      275,033
                                                                                             ----------------

Energy Sources - 0.7%
ChevronTexaco Corp.                                                                10,200             556,920
ConocoPhillips                                                                      5,250             477,697
Occidental Petroleum Corp.                                                          8,200             493,722
                                                                                             ----------------
                                                                                                    1,528,339
                                                                                             ----------------
                                                                                                    1,803,372
                                                                                             ----------------

Consumer Staples - 0.8%
Beverages & Tobacco - 0.3%
Altria Group, Inc.                                                                  5,500             316,195
PepsiCo, Inc.                                                                       7,600             379,316
                                                                                             ----------------
                                                                                                      695,511
                                                                                             ----------------

Food & Household Products - 0.5%
Safeway, Inc.(b)                                                                   14,550             280,524
SUPERVALU, Inc.                                                                       650              20,534
The Kroger Co.(b)                                                                  17,150             277,487
The Procter & Gamble Co.                                                            7,800             417,144
                                                                                             ----------------
                                                                                                      995,689
                                                                                             ----------------
                                                                                                    1,691,200
                                                                                             ----------------

Industrial Commodities - 0.5%
Forest & Paper - 0.5%
International Paper Co.                                                             5,100             211,752
Kimberly-Clark Corp.                                                                3,200             203,552
MeadWestvaco Corp.                                                                  7,800             262,470
Smurfit-Stone Container Corp.(b)                                                   18,600             334,056
                                                                                             ----------------
                                                                                                    1,011,830
                                                                                             ----------------

Metal - Nonferrous - 0.0%
Alcoa, Inc.                                                                         4,000             135,920
                                                                                             ----------------
                                                                                                    1,147,750
                                                                                             ----------------

Utilities - 0.5%
Electric & Gas - 0.5%
American Electric Power Co., Inc.                                                   5,050             172,558
Constellation Energy Group, Inc.                                                    2,250              98,325
Entergy Corp.                                                                       4,200             272,244
FirstEnergy Corp.                                                                   5,200             219,596
Sempra Energy                                                                       3,500             129,430
Wisconsin Energy Corp.                                                              7,125             237,049
                                                                                             ----------------
                                                                                                    1,129,202
                                                                                             ----------------



                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

Transportation - 0.3%
Transportation- Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.                                                  5,000    $        225,200
CSX Corp.                                                                           5,900             224,967
Norfolk Southern Corp.                                                              4,300             147,619
United Parcel Service, Inc. Cl.B                                                    1,100              92,565
                                                                                             ----------------
                                                                                                      690,351
                                                                                             ----------------

Telecommunications - 0.1%
Sprint Corp.                                                                        6,000             136,860
                                                                                             ----------------

Total United States Investments
(cost $40,745,725)                                                                                 44,822,255
                                                                                             ----------------

Foreign Investments - 13.0%

Australia - 1.0%
Bunnings Warehouse Property Trust                                                 113,924             159,496
Centro Properties Group                                                            18,670              74,574
DB RREEF Trust(b)                                                                  29,550              29,908
General Property Trust                                                             83,200             233,980
ING Industrial Fund                                                               133,578             220,292
Macquarie CountryWide Trust                                                       151,362             237,607
Multiplex Group                                                                    29,729             121,274
Publishing & Broadcasting, Ltd.                                                     1,717              20,644
Rinker Group, Ltd.                                                                 13,624             100,643
Stockland(b)                                                                       44,426             201,075
Westfield Group(b)                                                                 58,412             710,783
                                                                                             ----------------
                                                                                                    2,110,276
                                                                                             ----------------

Belgium - 0.1%
Delhaize Group                                                                      2,700             208,421
                                                                                             ----------------

Bermuda - 0.3%
Marvell Technology Group, Ltd.(b)                                                   8,850             283,731
Nabors Industries, Ltd.(b)                                                          5,800             301,600
                                                                                             ----------------
                                                                                                      585,331
                                                                                             ----------------

Brazil - 0.1%
Petroleo Brasileiro, SA (ADR)                                                       4,500             155,160
Votorantim Celulose e Papel, SA (ADR)                                               1,200              45,180
                                                                                             ----------------
                                                                                                      200,340
                                                                                             ----------------

Canada - 1.0%
Alcan, Inc.                                                                         3,700             187,906
Bank of Nova Scotia                                                                 5,600             175,956
Boardwalk Real Estate Investment Trust                                              4,200              61,749
Borealis Retail Real Estate Investment Trust                                       14,100             158,615
Canadian Apartment Properties Real Estate Investment Trust                          5,600              64,831
Canadian Real Estate Investment Trust                                              12,500             186,087
Cominar Real Estate Investment Trust                                                5,300              75,250
H&R Real Estate Investment Trust                                                    7,600             114,929
Inn Vest Real Estate Investment Trust                                               5,800              54,331
Magna International, Inc. Cl.A                                                        700              55,545
Manulife Financial Corp.                                                            3,600             161,052
O&Y Real Estate Investment Trust                                                    8,800             103,873
Research In Motion, Ltd.(b)                                                         2,200             195,734
RioCan Real Estate Investment Trust                                                22,600             330,940
Summit Real Estate Investment Trust                                                13,000             199,865
                                                                                             ----------------
                                                                                                    2,126,663
                                                                                             ----------------

China - 0.0%
China Petrolium and Chemical Corp. Cl.H                                           250,000             106,046
                                                                                             ----------------

Finland - 0.1%
Sponda Oyj                                                                         21,080             197,221
                                                                                             ----------------



                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

France - 1.6%
Arcelor                                                                            15,100    $        331,901
Assurances Generales de France                                                      3,900             267,430
BNP Paribas, SA                                                                     2,413             167,375
Compagnie de Saint-Gobain                                                           1,100              62,432
Credit Agricole, SA                                                                 4,370             129,092
Essilor International, SA                                                           1,060              72,311
Gecina                                                                              3,700             348,723
Klepierre                                                                           4,300             367,451
Renault, SA                                                                         1,900             155,179
Sanofi-Synthelabo, SA                                                               4,203             315,681
Schneider Electric, SA                                                                918              63,672
Societe Generale                                                                    1,200             115,612
Total, SA                                                                           1,146             250,293
Unibail                                                                             5,800             823,251
                                                                                             ----------------
                                                                                                    3,470,403
                                                                                             ----------------

Germany - 0.4%
Altana AG(b)                                                                          679              37,055
Continental AG                                                                      3,400             206,584
HeidelbergCement AG                                                                 1,900             107,969
MAN AG                                                                              2,400              90,726
Porsche AG pfd.                                                                       151              95,960
SAP AG                                                                              1,264             224,664
SAP AG (ADR)                                                                        4,400             195,800
                                                                                             ----------------
                                                                                                      958,758
                                                                                             ----------------

Hong Kong - 0.7%
Esprit Holdings, Ltd.                                                              28,000             153,029
Henderson Land Development Co., Ltd.                                               74,000             384,178
Kerry Properties, Ltd.                                                            138,500             296,575
Sun Hung Kai Properties, Ltd.                                                      71,000             702,838
                                                                                             ----------------
                                                                                                    1,536,620
                                                                                             ----------------

Hungary - 0.1%
MOL Magyar Olaj-es Gazipari Rt.                                                     2,100             141,442
                                                                                             ----------------

Ireland - 0.2%
Allied Irish Banks PLC                                                              5,534             107,743
CRH PLC                                                                             8,181             206,259
Depfa Bank PLC                                                                      4,400              71,741
                                                                                             ----------------
                                                                                                      385,743
                                                                                             ----------------

Israel - 0.2%
Bank Hapoalim, Ltd.                                                                23,000              66,990
Teva Pharmaceutical Industries, Ltd. (ADR)                                         14,300             390,104
                                                                                             ----------------
                                                                                                      457,094
                                                                                             ----------------

Italy - 0.2%
Beni Stabili SpA                                                                  130,250             127,957
Eni SpA                                                                            14,066             345,186
                                                                                             ----------------
                                                                                                      473,143
                                                                                             ----------------

Japan - 1.8%
Aeon Credit Service Co., Ltd.                                                       1,100              78,630
Aiful Corp.                                                                         1,550             174,883
Canon, Inc.                                                                         8,500             423,881
Daikin Industries, Ltd.                                                             2,800              73,708
Daito Trust Construction Co., Ltd.                                                    900              40,561
Denso Corp.                                                                         7,000             166,934
Eisai Co., Ltd.                                                                     3,100              92,071
Honda Motor Co., Ltd.                                                               6,600             315,007
Hoya Corp.                                                                          2,200             228,092
Japan Retail Fund Investment Corp.                                                     27             219,312
JFE Holdings, Inc.                                                                  4,800             137,400
Keyence Corp.                                                                         500             112,514
Mitsubishi Corp.                                                                   15,000             189,049
Mitsubishi Estate Co., Ltd.                                                        25,000             281,005
Mitsubishi Tokyo Financial Group, Inc.                                                  7              65,915
Nippon Building Fund, Inc.                                                             22             191,936


                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

Nippon Meat Packers, Inc.                                                           5,000    $         64,453
Nissan Motor Co., Ltd.                                                             11,700             122,583
Nitto Denko Corp.                                                                   1,200              62,107
ORIX JREIT, Inc.                                                                       34             217,769
Promise Co., Ltd.                                                                   2,700             187,905
Ricoh Co., Ltd.                                                                     5,000              88,148
Sumitomo Mitsui Financial Group, Inc.                                                  33             228,328
UFJ Holdings, Inc.(b)                                                                  20             105,311
                                                                                             ----------------
                                                                                                    3,867,502
                                                                                             ----------------

Mexico - 0.1%
America Movil SA de CV (ADR)                                                        2,900             135,459
Grupo Televisa, SA (ADR)                                                              600              37,362
                                                                                             ----------------
                                                                                                      172,821
                                                                                             ----------------

Netherlands - 0.6%
ASML Holding NV(b)                                                                  3,970              60,545
Eurocommercial Properties NV                                                        1,800              61,252
ING Groep NV                                                                       12,929             354,012
Rodamco Europe NV                                                                   7,550             572,992
Wereldhave NV                                                                       1,800             177,754
                                                                                             ----------------

                                                                                                    1,226,555
                                                                                             ----------------

Russia - 0.0%
Mobile Telesystems (ADR)                                                              400              55,484
                                                                                             ----------------

Singapore - 0.3%
Ascendas Real Estate Investment Trust                                             258,280             286,243
CapitaMall Trust                                                                  169,000             173,238
Flextronics International, Ltd.(b)                                                  5,500              78,925
Singapore Telecommunications, Ltd.                                                111,430             160,956
                                                                                             ----------------
                                                                                                      699,362
                                                                                             ----------------

South Korea - 0.3%
Hyundai Motor Co., Ltd.                                                             2,100             103,061
Kookmin Bank(b)                                                                     2,500              94,400
POSCO                                                                               1,100             205,476
Samsung Electronics Co., Ltd. (GDR)(a)                                                561             114,993
Shinhan Financial Group Co., Ltd.                                                   5,200             108,734
                                                                                             ----------------

                                                                                                      626,664
                                                                                             ----------------

Spain - 0.2%
ACS, Actividades de Construccion y Servicios, SA                                    2,400              50,333
Banco Bilbao Vizcaya Argentaria, SA                                                 8,598             140,826
Gestevision Telecino, SA(b)                                                         2,537              47,832
Inditex, SA                                                                         4,544             132,652
Repsol YPF, SA                                                                      6,800             165,293
                                                                                             ----------------
                                                                                                      536,936
                                                                                             ----------------

Sweden - 0.2%
Svenska Cellulosa AB Cl.B                                                           3,600             149,812
Telefonaktiebolaget LM Ericsson Cl.B(b)                                            68,245             226,673
                                                                                             ----------------
                                                                                                      376,485
                                                                                             ----------------

Switzerland - 0.7%
Alcon, Inc.                                                                         6,200             462,024
Credit Suisse Group                                                                 4,700             182,754
Nobel Biocare Holding AG                                                              463              82,823
Novartis AG                                                                         5,553             264,960
Roche Holdings AG                                                                   2,291             239,891
UBS AG                                                                              2,680             216,055
                                                                                             ----------------
                                                                                                    1,448,507
                                                                                             ----------------

Taiwan - 0.2%
Compal Electronics, Inc. (GDR)(a)                                                  34,341             157,969
Hon Hai Precision Industry Co., Ltd. (GDR)(a)                                       9,934              80,065
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 24,365             194,189
                                                                                             ----------------
                                                                                                      432,223
                                                                                             ----------------



                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

United Kingdom - 2.6%
Aviva PLC                                                                          14,919    $        164,751
BHP Billiton PLC                                                                    8,739             101,956
BP PLC                                                                             21,700             221,060
British Land Co. PLC                                                               17,400             271,578
Brixton PLC                                                                        18,700             115,108
Capita Group PLC                                                                   13,844              94,185
Capital & Regional PLC                                                             22,100             265,569
Carnival PLC                                                                        4,042             224,981
Derwent Valley Holdings PLC                                                         8,710             163,258
Enterprise Inns PLC                                                                 5,514              71,731
George Wimpey PLC                                                                   7,000              47,614
GlaxoSmithKline PLC                                                                 6,700             141,167
GUS PLC                                                                             9,083             151,331
Hammerson PLC                                                                      12,200             185,212
Hilton Group PLC                                                                   17,524              86,322
HSBC Holdings PLC                                                                  15,469             262,688
InterContinental Hotels Group PLC                                                   5,700              72,335
Land Securities Group PLC                                                          23,200             568,293
Liberty International PLC                                                           8,200             138,556
Man Group PLC                                                                       2,877              81,793
Reckitt Benckiser PLC                                                               8,129             239,202
RMC Group PLC                                                                       8,200             131,681
Royal & Sun Alliance Insurance Group PLC                                           26,000              36,543
Royal Bank of Scotland Group PLC                                                    9,452             289,812
Slough Estates PLC                                                                 35,950             330,577
Smith & Nephew PLC                                                                 11,267             114,574
Standard Chartered PLC                                                              9,162             174,907
Taylor Woodrow PLC                                                                 15,700              69,514
Tesco PLC                                                                          51,245             294,523
Vodafone Group PLC                                                                121,167             328,378
WPP Group PLC                                                                       8,188              89,953
Xstrata PLC                                                                        10,800             191,415
                                                                                             ----------------
                                                                                                    5,720,567
                                                                                             ----------------

Total Foreign Investments
(cost $23,748,789)                                                                                 28,120,607
                                                                                             ----------------

Total Common & Preferred Stocks
(cost $64,494,514)                                                                                 72,942,862
                                                                                             ----------------

                                                                                Principal
                                                                                   Amount
                                                                                    (000)        U.S. $ Value
-------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 7.5%

U.S. Treasury Bill - 4.5%

Zero coupon, 12/23/04                                                           $   9,745           9,735,474
                                                                                             ----------------

Repurchase Agreement - 2.5%
State Street Bank & Trust Co.
1.20%, dated 11/30/04, due 12/01/04
in the amount of $5,336,178
(collateralized by $4,330,000
U.S. Treasury Bond, 7.50%, due
11/15/16; value $5,444,127)                                                         5,336           5,336,000
                                                                                             ----------------
(cost $5,336,000)

Commercial Paper - 0.5%
Prudential Funding LLC
Zero coupon, 12/01/04                                                               1,000           1,000,000
                                                                                             ----------------

Total Short-Term Investments
(amortized cost $16,071,474)                                                                       16,071,474
                                                                                             ----------------

Total Investments - 102.3%
(cost $212,109,830)                                                                               220,520,029
Other assets less liabilities -  (2.3%)                                                            (4,918,702)
                                                                                             ----------------
Net Assets -  100%                                                                           $    215,601,327
                                                                                             ----------------


                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                  Value at
                          Number of    Expiration     Original   November 30,    Unrealized
            Type          Contracts      Month          Value        2004       Appreciation
      --------------------------------------------------------------------------------------
       EURO Stoxx 50          5      December 2004    $184,412     $190,591       $ 6,179

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate market value of these securities amounted to $6,624,754 or 3.0% of net assets.

(b)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      Pfd. - Preferred stock
      TBA - (To be Assigned) - Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

      See notes to financial statements.

SECTOR BREAKDOWN

U.S. Government & Government Sponsored Agency Obligations                 26.1%
Finance                                                                   18.2%
Construction & Housing                                                     9.4%
Industrials                                                                7.5%
Utilities                                                                  5.6%
Technology                                                                 4.6%
Capital Equipment                                                          4.3%
Consumer Cyclical                                                          3.8%
Telecommunications                                                         2.7%
Medical                                                                    2.5%
Mortgage Backed Securities                                                 1.9%
Asset Backed Securities                                                    1.9%
Energy                                                                     1.6%
Industrial Commodities                                                     1.2%
Consumer Staples                                                           1.1%
Transportation                                                             0.3%
Short-Term                                                                 7.3%


                                  ALLIANCEBERNSTEIN WEALTH PRESERVATION STRATEGY

BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2004  (unaudited)

Company                                                          Shares      U.S $ Value
----------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-61.7%

United States Investments - 39.3%

Finance - 7.9%
Banking - 4.0%
Bank of America Corp.                                            43,882    $   2,030,420
Citigroup, Inc.                                                 155,295        6,949,451
Fannie Mae                                                       24,150        1,659,105
Freddie Mac                                                      11,000          750,860
J. P. Morgan Chase & Co.                                        136,200        5,127,930
National City Corp.                                              55,100        2,043,108
SunTrust Banks, Inc.                                             24,000        1,711,200
Wachovia Corp.                                                   33,550        1,736,213
                                                                           -------------
                                                                              22,008,287
                                                                           -------------

Financial Services - 1.5%
Franklin Resources, Inc.                                         13,550          889,287
Lehman Brothers Holdings, Inc.                                   19,600        1,642,088
MBNA Corp.                                                      113,000        3,001,280
Merrill Lynch & Co., Inc.                                        13,200          735,372
Morgan Stanley                                                   14,700          746,025
The Goldman Sachs Group, Inc.                                     8,600          900,936
                                                                           -------------
                                                                               7,914,988
                                                                           -------------

Insurance - 2.4%
American International Group, Inc.                               54,010        3,421,533
MetLife, Inc.                                                    16,800          655,200
The Allstate Corp.                                               13,300          671,650
The Chubb Corp.                                                  11,900          906,899
The Hartford Financial Services Group, Inc.                      20,550        1,315,200
The Progressive Corp.                                            11,400        1,037,286
The St. Paul Travelers Cos., Inc.                                 5,677          207,097
Torchmark Corp.                                                  16,100          884,051
UnitedHealth Group, Inc.                                         30,200        2,502,070
XL Capital, Ltd. Cl.A                                            20,225        1,524,156
                                                                           -------------
                                                                              13,125,142
                                                                           -------------
                                                                              43,048,417
                                                                           -------------

Technology - 7.3%
Data Processing - 3.7%
Apple Computer, Inc.(a)                                          20,600        1,381,230
Arrow Electronics, Inc.(a)                                       16,000          392,480
Avnet, Inc.(a)                                                    4,500           82,800
Dell, Inc.(a)                                                   124,500        5,044,740
Electronic Arts, Inc.(a)                                         70,300        3,437,670
Hewlett-Packard Co.                                             137,000        2,740,000
Ingram Micro, Inc.(a)                                            15,900          305,916
Microsoft Corp.                                                 167,900        4,501,399
Solectron Corp.(a)                                              280,600        1,753,750
Tech Data Corp.(a)                                                9,900          449,361
                                                                           -------------
                                                                              20,089,346
                                                                           -------------

Electrical & Electronics - 2.7%
ADC Telecommunications, Inc.(a)                                 184,200          432,870
Broadcom Corp. Cl.A(a)                                           57,900        1,882,908
Cisco Systems, Inc.(a)                                          108,600        2,031,906
Corning, Inc.(a)                                                219,100        2,756,278


                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

Juniper Networks, Inc.(a)                                       118,500    $   3,262,305
QUALCOMM, Inc.                                                   80,700        3,358,734
Tellabs, Inc.(a)                                                117,800        1,007,190
                                                                           -------------
                                                                              14,732,191
                                                                           -------------

Electronic Components & Instruments - 0.9%
Applied Materials, Inc.(a)                                       50,900          846,976
Intel Corp.                                                      61,700        1,378,995
Symantec Corp.(a)                                                47,100        3,005,451
                                                                           -------------
                                                                               5,231,422
                                                                           -------------
                                                                              40,052,959
                                                                           -------------

Consumer Cyclical - 7.0%
Appliances & Household Durables - 0.1%
Whirlpool Corp.                                                   3,675          237,221
                                                                           -------------

Broadcasting & Publishing - 2.1%
Comcast Corp. Cl.A Special(a)                                    48,100        1,426,165
The E.W. Scripps Co. Cl.A                                        43,900        2,051,886
Time Warner, Inc.(a)                                            166,500        2,948,715
Yahoo!, Inc.(a)                                                 138,100        5,195,322
                                                                           -------------
                                                                              11,622,088
                                                                           -------------

Business & Public Services - 0.2%
The Interpublic Group of Cos., Inc.(a)                           71,600          888,556
                                                                           -------------

Leisure & Tourism - 0.9%
Carnival Corp.                                                   21,600        1,145,016
Hilton Hotels Corp.                                              11,600          239,656
Host Marriott Corp.                                              80,100        1,254,366
McDonald's Corp.                                                 16,500          507,210
Starbucks Corp.(a)                                               24,100        1,355,866
Starwood Hotels & Resorts Worldwide, Inc.                        11,800          617,022
                                                                           -------------
                                                                               5,119,136
                                                                           -------------

Merchandising - 3.3%
Amazon.com, Inc.(a)                                              10,900          432,512
Bed Bath & Beyond, Inc.(a)                                       27,400        1,094,027
eBay, Inc.(a)                                                    46,600        5,240,170
Lowe's Cos., Inc.                                                69,400        3,839,902
Office Depot, Inc.(a)                                           117,300        1,923,720
Target Corp.                                                     74,900        3,836,378
Wal-Mart Stores, Inc.                                            29,920        1,557,635
                                                                           -------------
                                                                              17,924,344
                                                                           -------------

Textiles & Apparel - 0.4%
Jones Apparel Group, Inc.                                        42,500        1,510,025
V. F. Corp.                                                      15,950          861,141
                                                                           -------------
                                                                               2,371,166
                                                                           -------------
                                                                              38,162,511

Construction & Housing - 4.4%
Building Materials - 0.2%
Masco Corp.                                                      24,900          878,223
                                                                           -------------

Real Estate - 4.2%
Alexandria Real Estate Equities, Inc.                            12,700          911,860
AMB Property Corp.                                               14,200          567,290
Archstone-Smith Trust                                            24,900          908,850
Boston Properties, Inc.                                          14,100          848,538
Camden Property Trust                                            16,800          823,704
Catellus Development Corp.                                       16,200          508,680
Corporate Office Properties Trust                                29,500          819,510
Developers Diversified Realty Corp.                              33,400        1,437,870


                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

Duke Realty Corp.                                                25,400    $     877,570
EastGroup Properties, Inc.                                       13,600          511,632
Equity Office Properties Trust                                   21,600          592,920
Equity One, Inc.                                                 10,300          234,222
Equity Residential                                               33,600        1,132,656
Essex Property Trust, Inc.                                        5,600          450,968
General Growth Properties, Inc.                                  33,300        1,142,523
Glenborough Realty Trust, Inc.                                   11,800          257,712
iStar Financial, Inc.                                            14,300          627,770
Kimco Realty Corp.                                                1,800          102,384
LaSalle Hotel Properties                                          7,600          233,320
Mack-Cali Realty Corp.                                           16,500          721,710
Pan Pacific Retail Properties, Inc.                               8,400          498,120
Prentiss Properties Trust                                        13,900          519,721
ProLogis                                                         44,500        1,790,235
Reckson Associates Realty Corp.                                   3,100          100,378
Regency Centers Corp.                                            10,300          535,600
Shurgard Storage Centers, Inc. Cl.A                              11,300          467,594
Simon Property Group, Inc.                                       28,700        1,781,696
SL Green Realty Corp.                                             7,800          449,514
Tanger Factory Outlet Centers, Inc.                               7,300          365,803
The Macerich Co.                                                  4,700          285,478
The Mills Corp.                                                   9,900          587,664
United Dominion Realty Trust, Inc.                               31,400          721,886
Vornado Realty Trust                                             12,700          933,450
Washington Real Estate Investment Trust                           7,200          237,096
Windrose Medical Properties Trust                                 8,900          128,605
                                                                           -------------
                                                                              23,114,529
                                                                           -------------
                                                                              23,992,752
                                                                           -------------

Medical - 3.3%
Health & Personal Care - 3.3%
Amgen, Inc.(a)                                                   54,515        3,273,081
Avon Products, Inc.                                              60,200        2,259,908
Boston Scientific Corp.(a)                                       67,200        2,339,232
Medco Health Solutions, Inc.(a)                                  47,800        1,803,016
Merck & Co., Inc.                                                34,400          963,888
Pfizer, Inc.                                                    127,415        3,538,314
St. Jude Medical, Inc.(a)                                        64,900        2,475,286
Zimmer Holdings, Inc.(a)                                         19,600        1,599,360
                                                                           -------------
                                                                              18,252,085
                                                                           -------------

Capital Equipment - 3.1%
Aerospace & Defense - 0.3%
The Boeing Co.                                                   27,800        1,489,246
                                                                           -------------

Automobiles - 0.4%
BorgWarner, Inc.                                                 33,700        1,687,022
Cooper Tire & Rubber Co.                                          5,400          110,268
Lear Corp.                                                        4,975          288,550
                                                                           -------------
                                                                               2,085,840
                                                                           -------------

Industrial Components - 0.1%
Eaton Corp.                                                       7,450          502,130
                                                                           -------------

Multi-Industry - 2.3%
Cooper Industries, Ltd. Cl.A                                     14,150          938,286
General Electric Co.                                            201,550        7,126,808
Hubbell, Inc. Cl.B                                               33,200        1,613,520
Parker Hannifin Corp.                                            27,100        2,027,080
Textron, Inc.                                                    14,300        1,038,466
                                                                           -------------
                                                                              12,744,160
                                                                           -------------
                                                                              16,821,376
                                                                           -------------



                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

Consumer Staples - 1.7%
Beverages & Tobacco - 0.7%
Altria Group, Inc.                                               36,450    $   2,095,510
PepsiCo, Inc.                                                    36,700        1,831,697
                                                                           -------------
                                                                               3,927,207
                                                                           -------------

Food & Household Products - 1.0%
Safeway, Inc.(a)                                                 69,600        1,341,888
SUPERVALU, Inc.                                                   2,800           88,452
The Kroger Co.(a)                                                78,500        1,270,130
The Procter & Gamble Co.                                         46,300        2,476,124
                                                                           -------------
                                                                               5,176,594
                                                                           -------------
                                                                               9,103,801
                                                                           -------------

Energy - 1.6%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.                                               11,600          514,228
Halliburton Co.                                                  24,300        1,004,805
                                                                           -------------
                                                                               1,519,033
                                                                           -------------

Energy Sources - 1.4%
ChevronTexaco Corp.                                              52,600        2,871,960
ConocoPhillips                                                   25,000        2,274,750
Occidental Petroleum Corp.                                       40,200        2,420,442
                                                                           -------------
                                                                               7,567,152
                                                                           -------------
                                                                               9,086,185
                                                                           -------------

Industrial Commodities - 1.2%
Forest & Paper - 1.1%
International Paper Co.                                          30,150        1,251,828
Kimberly-Clark Corp.                                             23,500        1,494,835
MeadWestvaco Corp.                                               47,100        1,584,915
Smurfit-Stone Container Corp.(a)                                 78,500        1,409,860
                                                                           -------------
                                                                               5,741,438
                                                                           -------------

Metal - Nonferrous - 0.1%
Alcoa, Inc.                                                      18,500          628,630
                                                                           -------------
                                                                               6,370,068
                                                                           -------------

Utilities - 1.0%
Electric & Gas - 1.0%
American Electric Power Co., Inc.                                30,500        1,042,185
Constellation Energy Group, Inc.                                  4,800          209,760
Entergy Corp.                                                    21,650        1,403,353
FirstEnergy Corp.                                                20,300          857,269
Sempra Energy                                                    15,100          558,398
Wisconsin Energy Corp.                                           39,800        1,324,146
                                                                           -------------
                                                                               5,395,111
                                                                           -------------

Transportation - 0.7%
Transportation- Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.                               27,175        1,223,962
CSX Corp.                                                        35,450        1,351,709
Norfolk Southern Corp.                                           16,100          552,713
United Parcel Service, Inc. Cl.B                                  6,200          521,730
                                                                           -------------
                                                                               3,650,114
                                                                           -------------

Telecommunications - 0.1%
Telecommunications - 0.1%
Sprint Corp.                                                     30,600          697,986
                                                                           -------------

Total United States Investments
(cost $198,809,887)                                                          214,633,365
                                                                           -------------



                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

Foreign Investments - 22.4%

Australia - 1.0%
Bunnings Warehouse Property Trust                               274,601    $     384,447
Centro Properties Group                                          43,894          175,328
DB Rreef Trust(a)                                                67,972           68,795
General Property Trust                                          174,500          490,740
ING Industrial Fund                                             333,735          550,383
Macquarie CountryWide Trust                                     370,634          581,817
Multiplex Group                                                  65,130          265,687
Publishing & Broadcasting, Ltd.                                   9,241          111,105
Rinker Group, Ltd.                                               72,797          537,765
Stockland                                                       103,339          467,720
Westfield Group(a)                                              142,264        1,731,132
                                                                           -------------
                                                                               5,364,919
                                                                           -------------

Belgium - 0.2%
Delhaize Group                                                   14,200        1,096,141
                                                                           -------------

Bermuda - 0.6%
Marvell Technology Group, Ltd.(a)                                49,400        1,583,764
Nabors Industries, Ltd.(a)                                       32,100        1,669,200
                                                                           -------------
                                                                               3,252,964
                                                                           -------------

Brazil - 0.2%
Petroleo Brasileiro, SA (ADR)                                    22,500          775,800
Votorantim Celulose e Papel, SA (ADR)                             6,000          225,900
                                                                           -------------
                                                                               1,001,700
                                                                           -------------

Canada - 1.4%
Alcan, Inc.                                                      17,800          903,982
Bank of Nova Scotia                                              33,100        1,040,023
Boardwalk Real Estate Investment Trust                           10,500          154,373
Borealis Retail Real Estate Investment Trust                     30,900          347,602
Canadian Apartment Properties Real Estate Investment Trust       13,400          155,131
Canadian Real Estate Investment Trust                            27,600          410,881
Cominar Real Estate Investment Trust                             11,800          167,538
H&R Real Estate Investment Trust                                 16,900          255,566
InnVest Real Estate Investment Trust                             13,200          123,649
Magna International, Inc. Cl.A                                    1,600          126,960
Manulife Financial Corp.                                         23,000        1,028,942
Manulife Financial Corp.(b)                                       5,178          232,648
O&Y Real Estate Investment Trust                                 29,600          349,391
Research In Motion, Ltd.(a)                                      12,200        1,085,434
RioCan Real Estate Investment Trust                              52,100          762,919
Summit Real Estate Investment Trust                              35,500          545,787
                                                                           -------------
                                                                               7,690,826
                                                                           -------------

China - 0.1%
China Petroleum & Chemical Corp. Cl.H                         1,434,000          608,282
                                                                           -------------

Denmark - 0.0%
Danske Bank A/S                                                   6,400          190,861
                                                                           -------------

Finland - 0.1%
Sponda Oyj                                                       46,100          431,304
                                                                           -------------

France - 2.6%
Arcelor                                                          75,380        1,656,868
Assurances Generales de France                                   20,000        1,371,437
BNP Paribas, SA                                                  13,411          930,240
Compagnie de Saint-Gobain                                         4,100          232,699
Credit Agricole, SA                                              22,900          676,478
Essilor International, SA                                         7,738          527,870
Gecina                                                            9,200          867,095
Klepierre                                                        10,300          880,174
Renault, SA                                                      12,000          980,076
Sanofi-Synthelabo, SA                                            22,755        1,709,096
Schneider Electric, SA                                            5,230          362,751
Societe Generale                                                  7,500          722,574
Total, SA                                                         6,591        1,439,511
Unibail                                                          15,018        2,131,652
                                                                           -------------
                                                                              14,488,521
                                                                           -------------



                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

Germany - 1.0%
Altana AG(a)                                                      3,706    $     202,244
Continental AG                                                   22,400        1,361,024
HeidelbergCement AG                                               8,800          500,069
MAN AG                                                           12,500          472,530
Porsche AG pfd.                                                     812          516,023
SAP AG                                                            6,796        1,207,925
SAP AG (ADR)                                                     24,600        1,094,700
                                                                           -------------
                                                                               5,354,515
                                                                           -------------

Hong Kong - 0.8%
Esprit Holdings, Ltd.                                           152,000          830,729
Henderson Land Development Co., Ltd.                            180,000          934,488
Kerry Properties, Ltd.                                          381,500          816,918
Sun Hung Kai Properties, Ltd.                                   177,100        1,753,135
                                                                           -------------
                                                                               4,335,270
                                                                           -------------

Hungary - 0.1%
MOL Magyar Olaj-es Gazipari Rt.                                  10,900          734,152
                                                                           -------------

Ireland - 0.4%
Allied Irish Banks PLC                                           35,401          689,233
CRH PLC                                                          44,400        1,119,413
Depfa Bank PLC                                                   34,700          565,770
                                                                           -------------
                                                                               2,374,416
                                                                           -------------

Israel - 0.5%
Bank Hapoalim, Ltd.                                             162,000          471,844
Teva Pharmaceutical Industries, Ltd. (ADR)                       80,500        2,196,040
                                                                           -------------
                                                                               2,667,884
                                                                           -------------

Italy - 0.4%
Beni Stabili SpA                                                295,400          290,199
Eni SpA                                                          82,757        2,030,898
                                                                           -------------
                                                                               2,321,097
                                                                           -------------

Japan - 3.4%
Aeon Credit Service Co., Ltd.                                     6,200          443,186
Aiful Corp.                                                       8,950        1,009,806
Canon, Inc.                                                      51,600        2,573,209
Daikin Industries, Ltd.                                          18,200          479,102
Daito Trust Construction Co., Ltd.                                5,000          225,338
Denso Corp.                                                      40,400          963,445
Eisai Co., Ltd.                                                  18,500          549,457
Honda Motor Co., Ltd.                                            36,100        1,722,995
Hoya Corp.                                                       11,700        1,213,036
Japan Retail Fund Investment Corp.                                   70          568,586
JFE Holdings, Inc.                                               29,600          847,303
Keyence Corp.                                                     2,700          607,573
Mitsubishi Corp.                                                 81,000        1,020,866
Mitsubishi Estate Co., Ltd.                                      61,000          685,653
Mitsubishi Tokyo Financial Group, Inc.                               35          329,577
Nippon Building Fund, Inc.                                           61          532,185
Nippon Meat Packers, Inc.                                        14,000          180,470
Nissan Motor Co., Ltd.                                           70,000          733,400
Nitto Denko Corp.                                                 5,000          258,779
ORIX JREIT, Inc.                                                     72          461,158
Promise Co., Ltd.                                                13,200          918,647
Ricoh Co., Ltd.                                                  27,000          475,998
Sumitomo Mitsui Financial Group, Inc.                               165        1,141,640
UFJ Holdings, Inc.(a)                                               100          526,554
                                                                           -------------
                                                                              18,467,963
                                                                           -------------



                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

Mexico - 0.2%
America Movil SA de CV (ADR)                                     16,500    $     770,715
Grupo Televisa, SA (ADR)                                          3,700          230,399
                                                                           -------------
                                                                               1,001,114
                                                                           -------------

Netherlands - 0.8%
ASML Holding NV(a)                                               21,854          333,289
Eurocommercial Properties NV                                      4,400          149,727
ING Groep NV                                                     69,420        1,900,804
Rodamco Europe NV                                                18,100        1,373,663
Wereldhave NV                                                     4,400          434,510
                                                                           -------------
                                                                               4,191,993
                                                                           -------------

Russia - 0.1%
Mobile Telesystems (ADR)                                          2,400          332,904
                                                                           -------------

Singapore - 0.5%
Ascendas Real Estate Investment Trust                           638,605          707,742
CapitaMall Trust                                                463,000          474,611
Flextronics International, Ltd.(a)                               35,600          510,860
Singapore Telecommunications, Ltd.                              735,360        1,062,200
                                                                           -------------
                                                                               2,755,413
                                                                           -------------

South Korea - 0.6%
Hyundai Motor Co., Ltd.                                           9,300          456,414
Kookmin Bank(a)                                                  15,600          589,054
POSCO                                                             5,900        1,102,096
Samsung Electronics Co., Ltd. (GDR)(c)                            2,999          614,752
Shinhan Financial Group Co., Ltd.(a)                             27,000          564,582
                                                                           -------------
                                                                               3,326,898
                                                                           -------------

Spain - 0.6%
ACS, Actividades de Construccion y Servicios, SA                 12,240          256,699
Banco Bilbao Vizcaya Argentaria, SA                              47,963          785,582
Gestevision Telecino SA(a)                                       13,485          254,241
Inditex, SA                                                      25,257          737,323
Repsol YPF, SA                                                   43,900        1,067,113
                                                                           -------------
                                                                               3,100,958
                                                                           -------------

Sweden - 0.4%
Svenska Cellulosa AB Cl.B                                        18,200          757,382
Telefonaktiebolaget LM Ericsson Cl.B(a)                         382,677        1,271,044
                                                                           -------------
                                                                               2,028,426
                                                                           -------------

Switzerland - 1.5%
Alcon, Inc.                                                      34,800        2,593,296
Credit Suisse Group                                              27,000        1,049,860
Nobel Biocare Holding AG                                          2,582          461,880
Novartis AG                                                      29,799        1,421,852
Roche Holdings AG(a)                                             12,368        1,295,055
UBS AG                                                           14,294        1,152,349
                                                                           -------------
                                                                               7,974,292
                                                                           -------------

Taiwan - 0.4%
Compal Electronics, Inc. (GDR)(c)                               188,629          867,693
Hon Hai Precision Industry Co., Ltd. (GDR)(c)                    50,412          406,321
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)              115,692          922,065
                                                                           -------------
                                                                               2,196,079
                                                                           -------------



                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

Thailand - 0.0%
PTT Public Co., Ltd.                                             24,500    $     105,833
                                                                           -------------

United Kingdom - 4.5%
Aviva PLC                                                        88,143          973,368
BHP Billiton PLC                                                 46,850          546,587
BP PLC                                                          117,000        1,191,890
British Land Co. PLC                                             45,200          705,479
Brixton PLC                                                      53,100          326,856
Capita Group PLC                                                 77,434          526,808
Capital & Regional PLC                                           45,900          551,566
Carnival PLC                                                     21,277        1,184,297
Derwent Valley Holdings PLC                                      19,300          361,754
Enterprise Inns PLC                                              29,138          379,051
George Wimpey PLC                                                52,600          357,789
GlaxoSmithKline PLC                                              31,800          670,014
GUS PLC                                                          50,543          842,090
Hammerson PLC                                                    33,000          500,983
Hilton Group PLC                                                 83,351          410,583
HSBC Holdings PLC                                                85,545        1,452,687
InterContinental Hotels Group PLC                                21,400          271,571
Land Securities Group PLC                                        57,630        1,411,669
Liberty International PLC                                        20,000          337,942
Man Group PLC                                                    15,370          436,971
Reckitt Benckiser PLC                                            44,769        1,317,359
RMC Group PLC                                                    40,700          653,586
Royal & Sun Alliance Insurance Group PLC                        131,000          184,118
Royal Bank of Scotland Group PLC                                 50,360        1,544,111
Slough Estates PLC                                               82,100          754,949
Smith & Nephew PLC                                               61,186          622,200
Standard Chartered PLC                                           46,742          892,330
Taylor Woodrow PLC                                               79,200          350,668
Tesco PLC                                                       298,878        1,717,760
Vodafone Group PLC                                              648,166        1,756,611
Whitbread PLC                                                    18,000          273,853
WPP Group PLC                                                    45,243          497,041
Xstrata PLC                                                      48,790          864,738
                                                                           -------------
                                                                              24,869,279
                                                                           -------------

Total Foreign Investments
(cost $105,069,306)                                                          122,264,004
                                                                           -------------

Total Common & Preferred Stocks
(cost $303,879,193)                                                          336,897,369
                                                                           -------------



                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

                                                              Principal
                                                                 Amount
                                                                  (000)     U.S. $ Value
DEBT OBLIGATIONS-34.3%

United States Investments - 31.3%

Corporate Debt Obligations - 31.3%
Automotive - 1.7%
American Honda Finance Corp.
4.50%, 5/26/09(c)                                             $   1,000    $   1,013,923
DaimlerChrysler NA Holdings
4.75%, 1/15/08                                                    1,500        1,528,098
Ford Motor Co.
7.45%, 7/16/31                                                    1,825        1,775,451
Ford Motor Credit Co.
7.375%, 10/28/09                                                  1,600        1,717,731
General Motors Corp.
7.20%, 1/15/11                                                    1,100        1,131,000
8.375%, 7/15/33                                                   2,100        2,137,666
                                                                           -------------
                                                                               9,303,869
                                                                           -------------

Banks - 1.6%
Bank America Corp.
2.26%, 12/15/04                                                   5,100        5,105,600
BB&T Corp.
5.25%, 11/01/19                                                   2,000        1,942,972
Washington Mutual Bank
5.65%, 8/15/14                                                    1,500        1,532,412
                                                                           -------------
                                                                               8,580,984
                                                                           -------------

Finance - 11.6%
Assurant, Inc.
5.625%, 2/15/14                                                   2,525        2,554,893
Boeing Capital Corp.
6.50%, 2/15/12                                                    3,300        3,665,617
CA Preferred Funding Trust
7.00%, 1/30/49                                                      400          415,840
Capital One Bank
5.00%, 6/15/09                                                    1,500        1,537,163
CIT Group, Inc.
7.375%, 4/02/07                                                   1,200        1,299,366
Citigroup, Inc.
1.88%, 12/06/04                                                   4,000        4,001,364
Countrywide Home Loans, Inc.
2.54%, 2/16/05                                                    2,800        2,797,402
Credit Suisse First Boston, Inc.
4.625%, 1/15/08                                                     800          819,382
General Electric Capital Corp.
3.50%, 5/01/08                                                    3,600        3,565,091
Genworth Financial, Inc.
2.03%, 12/15/04                                                   3,500        3,487,102
Household Finance Corp.
5.75%, 1/30/07                                                    1,300        1,359,137
International Lease Finance Corp.
6.375%, 3/15/09                                                     900          971,624
iStar Financial, Inc.
6.00%, 12/15/10                                                   1,970        2,060,541
J. P. Morgan Chase & Co.
2.20%, 12/14/04                                                   3,850        3,848,272
5.25%, 5/30/07                                                      400          415,901


                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

KB Home
6.375%, 8/15/11(c)                                            $   2,000    $   2,075,000
Lehman Brothers Holdings, Inc.
4.00%, 1/22/08                                                    1,375        1,383,294
Liberty Mutual Group
7.00%, 3/15/34(c)                                                   750          730,787
Mangrove Bay Pass-Through Trust pfd.
6.102%, 7/15/13(c)                                                  600          595,674
Markel Corp.
6.80%, 2/15/13                                                      400          428,269
MBNA America Bank
5.375%, 1/15/08                                                   2,300        2,391,197
Merrill Lynch & Co., Inc.
5.00%, 1/15/15                                                    2,900        2,852,440
Morgan Stanley
2.415%, 2/15/07                                                   3,500        3,501,491
Nationwide Mutual Insurance Co.
6.60%, 4/15/34(c)                                                   750          723,582
Prudential Financial, Inc.
5.10%, 9/20/14                                                    2,000        1,975,552
SAFECO Corp.
4.875%, 2/01/10                                                     200          202,837
6.875%, 7/15/07                                                     100          107,311
SLM Corp.
2.32%, 1/25/05                                                    3,500        3,506,195
The Bear Stearns Cos., Inc.
2.55%, 12/29/04                                                   1,750        1,771,975
The Goldman Sachs Group, Inc.
4.125%, 1/15/08                                                   2,700        2,731,063
Wells Fargo & Co.
4.20%, 1/15/10                                                    4,000        3,994,840
XL Capital, Ltd.
5.25%, 9/15/14                                                    1,400        1,368,427
                                                                           -------------
                                                                              63,138,629
                                                                           -------------

Industrial - 8.6%
Albertson's, Inc.
8.00%, 5/01/31                                                    1,100        1,334,144
Amgen, Inc.
4.00%, 11/18/09(c)                                                2,000        1,982,230
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13                                                   2,200        2,665,487
CRH America, Inc.
6.95%, 3/15/12                                                      900        1,017,196
CVS Corp.
4.00%, 9/15/09(c)                                                 1,000          990,081
D.R. Horton, Inc.
4.875%, 1/15/10                                                   2,000        1,980,000
Delhaize America, Inc.
8.125%, 4/15/11                                                     600          690,143
Eastman Chemical Co.
7.00%, 4/15/12                                                    1,100        1,239,376
Enterprise Products Operating L.P.
4.00%, 10/15/07(c)                                                2,000        1,989,334
Federated Department Stores, Inc.
6.625%, 4/01/11                                                   2,100        2,328,182
FPL Group Capital, Inc.
4.086%, 2/16/07                                                   3,200        3,234,944
General Motors Acceptance Corp.
6.75%, 12/01/14                                                   2,000        1,972,814
Kellogg Co.
2.875%, 6/01/08                                                     700          676,969
Kraft Foods, Inc.
4.125%, 11/12/09                                                  3,625        3,587,412
News America, Inc.
6.20%, 12/15/34(c)                                                2,100        2,083,243
6.55%, 3/15/33                                                    1,100        1,152,430
Raytheon Co.
4.85%, 1/15/11                                                      900          915,379


                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

Safeway, Inc.
7.25%, 2/01/31                                                $   2,000    $   2,219,734
Sunoco, Inc.
4.875%, 10/15/14                                                  2,000        1,956,150
Tengizchevroil Finance Co.
6.124%, 11/15/14(c)                                                 500          497,500
The Procter & Gamble Co.
6.875%, 9/15/09                                                     500          560,566
Time Warner, Inc.
7.70%, 5/01/32                                                    2,000        2,368,428
Tyco International Group, SA
6.00%, 11/15/13                                                   1,100        1,184,314
UnitedHealth Group, Inc.
3.75%, 2/10/09                                                      700          686,148
5.00%, 8/15/14                                                    1,500        1,488,522
Viacom, Inc.
6.625%, 5/15/11                                                   2,100        2,340,181
Waste Management, Inc.
5.00%, 3/15/14                                                      700          695,842
7.375%, 8/01/10                                                     400          456,730
Weyerhaeuser Co.
7.375%, 3/15/32                                                   2,400        2,774,547
                                                                           -------------
                                                                              47,068,026
                                                                           -------------

Oil - 0.9%
Amerada Hess Corp.
7.30%, 8/15/31                                                    1,050        1,138,752
Devon Financing Corp.
6.875%, 9/30/11                                                     700          788,262
Duke Capital LLC
6.75%, 2/15/32                                                    1,500        1,578,631
Valero Energy Corp.
3.50%, 4/01/09                                                    1,650        1,589,678
                                                                           -------------
                                                                               5,095,323
                                                                           -------------

Telecommunications - 0.9%
AT&T Wireless Services, Inc.
8.75%, 3/01/31                                                      700          915,131
SBC Communications, Inc.
5.625%, 6/15/16                                                   2,000        2,033,572
Sprint Capital Corp.
8.75%, 3/15/32                                                    1,500        1,932,502
                                                                           -------------
                                                                               4,881,205
                                                                           -------------

Utilities - 6.0%
American Electric Power, Inc.
5.25%, 6/01/15                                                    2,250        2,236,201
AT&T Wireless Services, Inc.
7.875%, 3/01/11                                                   1,500        1,754,364
Bellsouth Corp.
4.20%, 9/15/09                                                    2,150        2,140,493
Carolina Power & Light Co.
6.50%, 7/15/12                                                      925        1,015,183
Centerpoint Energy Resources Corp.
7.875%, 4/01/13                                                   4,000        4,701,448
Consumers Energy Co.
5.375%, 4/15/13                                                     300          306,835
5.50%, 8/15/16(c)                                                 2,025        2,060,334
FirstEnergy Corp.
6.45%, 11/15/11                                                   2,300        2,471,782
7.375%, 11/15/31                                                  2,000        2,212,350
NiSource Finance Corp.
7.875%, 11/15/10                                                  1,000        1,170,014
Ohio Power Co.
5.50%, 2/15/13                                                    1,800        1,858,937
Pacific Gas & Electric Co.
6.05%, 3/01/34                                                      750          755,885
Potomac Edison Co.
5.35%, 11/15/14(c)                                                  700          698,537
PSE&G Power LLC
5.00%, 4/01/14                                                      525          508,348
Public Service Co. of Colorado
7.875%, 10/01/12                                                  1,375        1,650,349


                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

SBC Communications, Inc.
4.125%, 9/15/09                                                 $ 1,250       $1,238,861
6.15%, 9/15/34                                                      650          645,359
Southern California Edison Co.
6.00%, 1/15/34                                                      500          516,664
Txu Corp.
4.80%, 11/15/09(c)                                                3,000        2,994,450
Westar Energy, Inc.
6.00%, 7/01/14                                                      500          531,131
Xcel Energy, Inc.
7.00%, 12/01/10                                                     900        1,012,343
                                                                           -------------
                                                                              32,479,868
                                                                           -------------

Total United States Investments
(cost $170,438,432)                                                          170,547,904
                                                                           -------------

Foreign Investments - 3.0%

Canada - 0.4%
Abitibi-Consolidated, Inc.
6.95%, 12/15/06                                                     300          310,125
Telus Corp.
7.50%, 6/01/07                                                    1,500        1,626,504
                                                                           -------------
                                                                               1,936,629
                                                                           -------------

Italy - 0.6%
Telecom Italia Capital
4.00%, 1/15/10(c)                                                 2,000        1,945,582
5.25%, 11/15/13                                                   1,370        1,368,314
                                                                           -------------
                                                                               3,313,896
                                                                           -------------

Japan - 0.1%
Mizuho Financial Group
5.79%, 4/15/14(c)                                                   700          722,408
                                                                           -------------

United Kingdom - 1.9%
British Sky Broadcasting Group PLC
6.875%, 2/23/09                                                   3,000        3,280,341
8.20%, 7/15/09                                                    1,400        1,614,800
British Telecommunications PLC
8.875%, 12/15/30                                                  1,750        2,278,607
CE Electric UK Funding Co.
6.995%, 12/30/07(c)                                                 700          733,869
Northern Rock PLC
5.60%, 4/30/49(c)                                                 1,000        1,014,090
WPP Finance Corp.
5.875%, 6/15/14(c)                                                1,400        1,442,706
                                                                           -------------
                                                                              10,364,413
                                                                           -------------

Total Foreign Investments
(cost $16,218,651)                                                            16,337,346
                                                                           -------------

Total Debt Obligations
(cost $186,657,083)                                                          186,885,250
                                                                           -------------



                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

SHORT-TERM INVESTMENTS-3.5%
Commercial Paper - 0.8%
UBS Finance, Inc.
0.01%, 12/01/04                                               $   4,400    $   4,400,000
                                                                           -------------

Time Deposit - 2.7%
State Street Euro Dollar
1.35%, 12/01/04                                                  14,675       14,675,000
                                                                           -------------

Total Short-Term Investments
(cost $19,075,000)                                                            19,075,000
                                                                           -------------

Total Investments - 99.5%
(cost $509,611,276)                                                        $ 542,857,619
Other assets less liabilities - 0.5%                                          2,932,909
                                                                           -------------
Net Assets - 100%                                                          $ 545,790,528
                                                                           -------------


FINANCIAL FUTURES CONTRACTS PURCHASED

                                                               Value at      Unrealized
                   Number of     Expiration      Original    November 30,   Appreciation/
  Type             Contracts        Month          Value         2004       Depreciation
-----------------------------------------------------------------------------------------
EURO Stoxx 50         16        December 2004    $590,586      $609,891      $ 19,305

Pound Sterling
FTSE 100               1        December 2004     87,464        89,791          2,327

Japanese Yen
Topix Index            3        December 2004     331,894      318,938        (12,956)
                                                                             ---------
                                                                             $  8,676
                                                                             =========

(a)   Non-income producing security.
(b)   U.S. exchange listed.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate market value of these securities amounted to $26,182,096 or 4.8% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      Pfd. - Preferred stock


                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

SECTOR BREAKDOWN

Finance                                                    26.2%
Industrial                                                 11.6%
Technology                                                 10.2%
Construction & Housing                                      9.9%
Utilities                                                   9.4%
Consumer Cyclical                                           8.1%
Medical                                                     5.6%
Capital Equipment                                           4.6%
Energy                                                      3.4%
Industrial Commodities                                      2.5%
Consumer Staples                                            2.5%
Telecommunications                                          1.8%
Transportation                                              0.7%
Short-Term                                                  3.5%


                                      ALLIANCEBERNSTEIN BALANCED WEALTH STRATEGY

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.    DESCRIPTION OF EXHIBIT
        -----------    ----------------------

        11(a)(1)       Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

        11(a)(2)       Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:   /s/ Marc O. Mayer
      ------------------
      Marc O. Mayer
      President

Date: January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      President

Date: January 27, 2005

By:   /s/ Mark D. Gersten
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: January 27, 2005